united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 8/31

Date of reporting period: 2/29/2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

FISHER INVESTMENTS INSTITUTIONAL
GROUP FUND FAMILY

Semi-Annual Report

February 29, 2024

Fisher Investments Institutional Group

All Foreign Equity Environmental and Social Values Fund

Fund Adviser:
Fisher Asset Management, LLC
6500 International Parkway, Suite 2050
Plano, Texas 75093
(800) 851-8845

Investment Results (Unaudited)

Average Annual Total Returns as of February 29, 2024(a)

				Since
				Inception
Fund/Index	Six Months	One Year	Three Year	(7/17/20)
Fisher Investments Institutional Group All Foreign
Equity Environmental and Social Values Fund	10.45%	16.57%	1.42%	7.77%
MSCI ACWI ex U.S. Index(b)	7.90%	12.51%	1.32%	6.62%

				Expense
				Ratios(c)
Gross				104.85%
With Applicable Fee Waivers and Expense Reimbursements				0.68%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month-end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The MSCI ACWI ex U.S. Index is a stock market index comprising of non-U.S. stocks from 22 developed market countries and 24 emerging market countries. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2023. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.68% of the Fund’s average daily net assets through December 31, 2028 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees upon 60 days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the

1

Investment Results (Unaudited) (continued)

Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 29, 2024 can be found in the financial highlights.

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

2

Fund Holdings (Unaudited)

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund Holdings as of February 29, 2024*

*	As a percentage of net assets.

The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the MSCI ACWI ex U.S. Index.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www. sec.gov.

3

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments
February 29, 2024 (Unaudited)

COMMON STOCKS — 96.20%	Shares	Fair Value
Argentina — 1.62%
Consumer Discretionary — 1.62%
MercadoLibre, Inc.(a)	2	$3,191
Total Argentina		3,191

Australia — 2.03%
Health Care — 0.85%
CSL Ltd.	9	1,675

Technology — 1.18%
XERO LTD(a)	28	2,317
Total Australia		3,992

Brazil — 3.12%
Financials — 3.12%
Banco Bradesco S.A. - ADR	957	2,660
Itau Unibanco Holding SA - ADR	514	3,504
		6,164
Total Brazil		6,164

Canada — 1.28%
Technology — 1.28%
Shopify, Inc., Class A(a)	33	2,520
Total Canada		2,520

China — 4.38%
Communications — 1.66%
NetEase, Inc. - ADR	18	1,943
Tencent Holdings Ltd. - ADR	38	1,328
		3,271
Consumer Discretionary — 2.18%
Alibaba Group Holding Ltd. - ADR	17	1,259
Geely Automobile Holdings Ltd.	800	875
Haier Smart Home Co. Ltd., H Shares	350	1,068
JD.com, Inc. - ADR	26	588
Meituan - ADR(a)	24	486
		4,276
Consumer Staples — 0.35%
China Mengniu Dairy Co. Ltd.(a)	275	691

Health Care — 0.19%
WuXi Biologics Cayman, Inc.(a)	150	365
Total China		8,603

Denmark — 4.71%
Energy — 0.92%
Vestas Wind Systems A/S(a)	65	1,809

Health Care — 3.79%
Coloplast A/S - ADR	51	683

See accompanying notes which are an integral part of these financial statements.

4

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)

COMMON STOCKS — 96.20% - continued	Shares	Fair Value
Denmark — 4.71% - continued
Health Care — 3.79% - continued
Novo Nordisk A/S	57	$6,774
		7,457
Total Denmark		9,266

France — 15.11%
Consumer Discretionary — 5.72%
Cia Generale de Establissements Michelin SCA	51	1,885
Hermes International SA	3	7,500
Kering SA	4	1,838
		11,223
Consumer Staples — 1.46%
L’Oreal SA	6	2,864

Financials — 1.82%
BNP Paribas SA	22	1,317
Credit Agricole SA	115	1,556
Societe Generale SA	29	703
		3,576
Health Care — 0.87%
Sanofi	18	1,710

Industrials — 1.31%
Aeroports de Paris	14	1,902
Vinci SA - ADR	21	672
		2,574
Materials — 2.39%
Cie de Saint-Gobain	61	4,694

Technology — 1.54%
Dassault Systems SE	65	3,034
Total France		29,675

Germany — 6.42%
Consumer Staples — 1.53%
Beiersdorf AG	21	3,010

Financials — 0.64%
Deutsche Boerse AG	6	1,256

Industrials — 3.39%
Deutsche Post AG	67	3,107
Siemens AG	18	3,559
		6,666
Technology — 0.86%
SAP SE	9	1,682
Total Germany		12,614

See accompanying notes which are an integral part of these financial statements.

5

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)

COMMON STOCKS — 96.20% - continued	Shares	Fair Value
India — 1.95%
Financials — 1.01%
HDFC Bank Ltd. - ADR	37	$1,980

Technology — 0.94%
Infosys Ltd. - ADR	93	1,856
Total India		3,836

Indonesia — 1.71%
Financials — 1.71%
Bank Rakyat Indonesia Persero Tbk PT - ADR	170	3,335
Total Indonesia		3,335

Israel — 0.75%
Technology — 0.75%
NICE-Systems Ltd. - ADR(a)	6	1,471
Total Israel		1,471

Italy — 1.56%
Energy — 1.03%
Eni SpA	131	2,017

Financials — 0.53%
Intesa Sanpaolo SpA	329	1,045
Total Italy		3,062

Japan — 11.29%
Consumer Discretionary — 1.22%
Toyota Motor Corp. - ADR	10	2,406

Financials — 3.79%
Mitsubishi UFJ Financial Group, Inc. - ADR	298	3,060
Nomura Holdings, Inc. - ADR	281	1,607
Sumitomo Mitsui Financial Group, Inc. - ADR	248	2,763
		7,430
Health Care — 0.29%
Eisai Co Ltd - ADR	55	570

Industrials — 5.43%
Daifuku Co. Ltd. - ADR	101	1,192
FANUC Corp. - ADR	103	1,497
Keyence Corp.	14	6,540
Kubota Corp.	100	1,464
		10,693
Technology — 0.56%
OBIC Co. Ltd.	7	1,094
Total Japan		22,193

Korea (Republic of) — 3.41%
Communications — 0.67%
NAVER Corp.	9	1,315

See accompanying notes which are an integral part of these financial statements.

6

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)

COMMON STOCKS — 96.20% - continued	Shares	Fair Value
Korea (Republic of) — 3.41% - continued
Technology — 2.74%
Samsung Electronics Co. Ltd.	98	$5,390
Total Korea (Republic of)		6,705

Netherlands — 11.92%
Consumer Discretionary — 1.13%
Stellantis NV	86	2,243

Financials — 1.42%
Adyen NV(a)	1	1,578
ING Groep NV	89	1,221
		2,799
Technology — 9.37%
ASML Holding NV	10	9,409
NXP Semiconductors NV	26	6,493
Wolters Kluwer NV	16	2,522
		18,424
Total Netherlands		23,466

Norway — 0.84%
Energy — 0.84%
Equinor ASA	67	1,651
Total Norway		1,651

Spain — 3.17%
Consumer Discretionary — 1.19%
Industria de Diseno Textil SA	53	2,349

Energy — 1.54%
Repsol SA	191	3,040

Financials — 0.44%
Banco Santander SA	209	869
Total Spain		6,258

Sweden — 1.01%
Consumer Discretionary — 1.01%
H&M Hennes & Mauritz AB, Class B	146	1,978
Total Sweden		1,978

Switzerland — 1.39%
Industrials — 1.39%
ABB Ltd.	59	2,724
Total Switzerland		2,724

Taiwan Province of China — 5.10%
Technology — 5.10%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	78	10,035
Total Taiwan Province of China		10,035

See accompanying notes which are an integral part of these financial statements.

7

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)

COMMON STOCKS — 96.20% - continued	Shares	Fair Value
United Kingdom — 13.43%
Consumer Discretionary — 1.28%
Next PLC	24	$2,519

Consumer Staples — 2.00%
Coca-Cola European Partners PLC	37	2,539
Reckitt Benckiser Group PLC	22	1,388
		3,927
Energy — 1.21%
BP PLC	409	2,379

Financials — 0.58%
Barclays PLC	550	1,142

Health Care — 1.60%
AstraZeneca PLC	25	3,151

Materials — 4.73%
Anglo American PLC	91	1,954
Antofagasta PLC	200	4,589
Rio Tinto PLC	43	2,757
		9,300
Technology — 2.03%
Experian PLC	93	3,975
Total United Kingdom		26,393
Total Common Stocks (Cost $146,867)		189,132

MONEY MARKET FUNDS - 0.66%
First American Government Obligations Fund, Class X, 5.23%(b)	1,305	1,305

Total Money Market Funds (Cost $1,305)		1,305
Total Investments — 96.86% (Cost $148,172)		190,437
Other Assets in Excess of Liabilities — 3.14%		6,166
NET ASSETS — 100.00%		$196,603

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 29, 2024.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

8

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities at fair value (cost $148,172)	$190,437
Dividends receivable	399
Receivable from Adviser	29,929
Prepaid expenses	2,149
Total Assets	222,914

Liabilities
Payable to affiliates	11,958
Accrued audit and tax fees	9,423
Payable to trustees	55
Other accrued expenses	4,875
Total Liabilities	26,311
Net Assets	$196,603

Net Assets consist of:
Paid-in capital	$162,961
Accumulated earnings	33,642
Net Assets	$196,603
Shares outstanding (unlimited number of shares authorized, no par value)	16,091
Net asset value, offering and redemption price per share	$12.22

See accompanying notes which are an integral part of these financial statements.

9

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Statement of Operations
For the six months ended February 29, 2024 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $295)	$1,402
Total investment income	1,402

Expenses
Administration	27,710
Legal	9,804
Audit and tax	9,423
Trustee	7,963
Transfer agent	6,263
Compliance services	5,968
Custodian	2,070
Report printing	1,872
Pricing	1,662
Registration	845
Adviser	547
Miscellaneous	14,301
Total expenses	88,428
Fees waived and/or expenses reimbursed by Adviser	(87,819)
Net operating expenses	609
Net investment income	793

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(5,402)
Net realized loss on foreign currency translations	(31)
Net change in unrealized appreciation of investment securities	23,192
Net change in unrealized depreciation of foreign currency	(1)
Net realized and change in unrealized gain on investments	17,758
Net increase in net assets resulting from operations	$18,551

See accompanying notes which are an integral part of these financial statements.

10

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Statements of Changes in Net Assets

	For the Six
	Months Ended	For the Year
	February 29,	Ended August
	2024	31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$793	$2,890
Net realized loss on investment securities transactions	(5,433)	(479)
Net change in unrealized appreciation of investment securities	23,191	24,952
Net increase in net assets resulting from operations	18,551	27,363

Distributions From:
Earnings	(2,968)	(2,634)
Total distributions	(2,968)	(2,634)

Capital Transactions
Reinvestment of distributions	2,968	2,634
Net increase in net assets resulting from capital transactions	2,968	2,634
Total Increase in Net Assets	18,551	27,363

Net Assets
Beginning of period	178,052	150,689
End of period	$196,603	$178,052

Share Transactions
Shares issued in reinvestment of distributions	253	263
Net increase in shares	253	263

See accompanying notes which are an integral part of these financial statements.

11

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six					For the
	Months		For the	For the	For the	Period
	Ended		Year Ended	Year Ended	Year Ended	Ended
	February		August 31,	August 31,	August 31,	August 31,
	29, 2024		2023	2022	2021	2020(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$11.23		$9.67	$13.84	$10.36	$10.00

Investment operations:
Net investment income	0.05		0.18	0.19	0.14	0.01
Net realized and unrealized gain (loss)	1.13		1.56	(3.91)	3.38	0.35
Total from investment operations	1.18		1.74	(3.72)	3.52	0.36

Less distributions to shareholders from:
Net investment income	(0.19)		(0.17)	(0.16)	(0.04)	—
Net realized gains	—		—	(0.29)	—	—
Total distributions	(0.19)		(0.17)	(0.45)	(0.04)	—

Net asset value, end of period	$12.22		$11.24	$9.67	$13.84	$10.36

Total Return(b)	10.45	% (c)	18.20%	(27.71)%	34.07%	3.60	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$197		$178	$151	$208	$155
Ratio of net expenses to average net assets	0.68	% (d)	0.68%	0.68%	0.68%	0.68	% (d)
Ratio of gross expenses to average net assets before waiver and reimbursement	98.75	% (d)	104.85%	93.97%	80.18%	201.44	% (d)
Ratio of net investment income to average net assets	0.89	% (d)	1.73%	1.56%	1.15%	0.98	% (d)
Portfolio turnover rate	15	% (c)	18%	22%	17%	4	% (c)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

12

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements
February 29, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the MSCI ACWI ex U.S. Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

13

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 29, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended February 29, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

14

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or Net Asset Value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use

15

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

16

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

17

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2024:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$189,132	$—	$—	$189,132
Money Market Funds	1,305	—	—	1,305
Total	$190,437	$—	$—	$190,437

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.61% of the Fund’s average daily net assets. For the six months ended February 29, 2024, the Adviser earned management fees of $547 from the Fund before the fee waiver and expense reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.68% of the Fund’s average daily net assets through December 31, 2028 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon 60 days’ written notice to the Adviser. For the six months ended February 29, 2024, the Adviser waived fees and/or reimbursed expenses in the amount of $87,819 for the Fund. At February 29, 2024, the Adviser owed the Fund $29,929.

18

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values
Fund Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of February 29, 2024, the Adviser may seek repayment of expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2024	$147,330
August 31, 2025	169,173
August 31, 2026	174,056
February 28, 2027	87,819

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who is not currently paid by the Fund for serving in such capacity.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meetings. In addition, the

19

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2024, purchases and sales of investment securities, other than short-term investments, were $27,287 and $39,931, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 29, 2024.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 29, 2024, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At February 29, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$53,429
Gross unrealized depreciation	(11,988)
Net unrealized appreciation on investments	$41,441
Tax cost of investments	$148,996

The tax character of distributions paid for the fiscal year ended August 31, 2023, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$2,634
Total distributions paid	$2,634

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,433
Accumulated capital and other losses	(2,623)
Unrealized appreciation on investments	18,249
Total accumulated earnings	$18,059

20

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

As of August 31, 2023, the Fund had accumulated short-term capital loss carryforwards of $2,210 and long-term capital loss carryforwards of $413, not subject to expiration.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 29, 2024, the Fund had 27.16% of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

21

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 through February 29, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	September	February	During	Expense
	1, 2023	29, 2024	Period(a)	Ratio
Actual	$1,000.00	$1,104.50	$3.56	0.68%
Hypothetical(b)	$1,000.00	$1,021.48	$3.42	0.68%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

22

Investment Management Agreement Renewal (Unaudited)

The Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “All Foreign Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the All Foreign Fund and, as required by law, considered the renewal of the All Foreign Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”). In connection with such renewal, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on February 21, 2024 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the renewal of the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2024, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager, Institutional Funds Team Lead, Vice President Institutional Operations, Client Service Manager, Legal Counsel, and Vice President of Portfolio Engineering. They also received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the renewal of the management agreement between the Trust and Fisher for an additional year. The Trustees’ renewal of the All Foreign Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the All Foreign Fund, which include, but are not limited to, providing a continuous investment program for the All Foreign Fund, adhering to the All Foreign Fund’s investment strategy and any restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the All Foreign Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the All Foreign Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who provide services to the All Foreign Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the All Foreign Fund. They discussed certain elements of the compliance program in detail with Fisher’s representatives, noting that Fisher’s procedures are robust and Fisher’s ESG procedures are particularly robust in comparison to others in the space. The Trustees also took note of the fact that Fisher successfully implemented an operational upgrade during the period since the last renewal. The Trustees concluded that they were impressed with the nature, extent, and quality of investment management services provided by Fisher to the All Foreign Fund.

(ii) Fund Performance. The Trustees next reviewed and discussed in detail the performance of the All Foreign Fund for various periods ended December 31, 2023. The Trustees noted that the Fund had outperformed the medians of its peer group and Morningstar Foreign Large Growth category, as well as its benchmark, the MSCI ACWI Ex USA Index, over the one-year, three-year, and since inception periods. The Trustees noted that Fisher does not manage accounts comparable to

23

Investment Management Agreement Renewal (Unaudited) (continued)

the All Foreign Fund. Based upon the foregoing, the Trustees concluded the performance of the All Foreign Fund is strong.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for the All Foreign Fund. The Trustees noted that the management fee of the All Foreign Fund was below the averages and medians of the All Foreign Fund’s Morningstar category and peer group. The Trustees further observed that the All Foreign Fund’s net expense ratio was below the medians and averages of its Morningstar category and peer group. The Trustees also considered that Fisher has committed to waive its management fee and/or reimburse expenses of the All Foreign Fund through at least December 31, 2028.

The Trustees also considered a profitability analysis for the All Foreign Fund prepared by Fisher, which showed that Fisher is not earning a profit from managing the All Foreign Fund. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the All Foreign Fund. The Trustees concluded that the management fee represents reasonable compensation in light of the nature, extent, and high quality of Fisher’s services provided to the All Foreign Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the All Foreign Fund grows larger. The Trustees determined that, in light of the current size of the All Foreign Fund and Fisher’s lack of profitability in managing the Fund, it does not appear that Fisher is realizing benefits from economies of scale in managing the All Foreign Fund. Therefore, breakpoints are not necessary at this time.

24

PRIVACY NOTICE

Rev: January 2020

FACTS	WHAT DOES FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 851-8845

25

Who we are
Who is providing this notice?	Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes—information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

26

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Fisher Asset Management, LLC 6500 International Parkway, Suite 2050 Plano, TX 75093	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Fisher1-SAR-24

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Semi-Annual Report

February 29, 2024

Fisher Investments Institutional Group

U.S. Large Cap Equity Environmental and Social Values Fund

Fund Adviser:

Fisher Asset Management, LLC

6500 International Parkway, Suite 2050

Plano, Texas 75093

(800) 851-8845

Investment Results (Unaudited)

Average Annual Total Returns as of February 29, 2024(a)

				Since
				Inception
Fund/Index	Six Months	One Year	Three Year	(7/17/20)
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund	15.91%	40.85%	13.59%	16.95%
S&P 500 Index(b)	13.93%	30.45%	11.91%	15.28%

				Expense
				Ratios(c)
Gross				81.87%
With Applicable Fee Waivers and Expense Reimbursements				0.47%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group U.S. Large Cap Environmental and Social Values Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month-end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The S&P 500 Index (“S&P Index”) is a widely recognized unmanaged index of 500 large capitalization U.S. companies and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the S&P 500 Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2023. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.47% of the Fund’s average daily net assets through December 31, 2028 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense

1

Investment Results (Unaudited) (continued)

cap may not be terminated prior to this date except by the Board of Trustees upon 60 days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 29, 2024 can be found in the financial highlights.

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

2

Fund Holdings (Unaudited)

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund Holdings as of February 29, 2024*

*	As a percentage of net assets.

The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the S&P 500 Index.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www. sec.gov.

3

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments
February 29, 2024 (Unaudited)

COMMON STOCKS — 98.02%	Shares	Fair Value

Communications — 5.09%
Alphabet, Inc., Class A(a)	58	$8,031
Netflix, Inc.(a)	9	5,426
		13,457
Consumer Discretionary — 12.44%
Amazon.com, Inc.(a)	58	10,252
Aptiv PLC(a)	17	1,351
Ford Motor Co.	99	1,232
General Motors Co.	49	2,008
Hilton Worldwide Holdings, Inc.	7	1,430
Home Depot, Inc. (The)	25	9,515
KB Home	58	3,853
NIKE, Inc., Class B	14	1,455
Yum! Brands, Inc.	13	1,800
		32,896
Consumer Staples — 3.49%
Costco Wholesale Corp.	4	2,976
General Mills, Inc.	18	1,155
Kimberly-Clark Corp.	6	727
PepsiCo, Inc.	12	1,984
Procter & Gamble Co. (The)	15	2,384
		9,226
Energy — 4.85%
Baker Hughes Co.	108	3,196
EOG Resources, Inc.	27	3,090
Halliburton Co.	93	3,262
Schlumberger Ltd.	68	3,286
		12,834
Financials — 11.91%
American Express Co.	26	5,705
Bank of America Corp.	100	3,452
BlackRock, Inc.	5	4,057
Citigroup, Inc.	71	3,939
Goldman Sachs Group, Inc. (The)	11	4,280
JPMorgan Chase & Co.	21	3,907
T. Rowe Price Group, Inc.	12	1,360
Visa, Inc., Class A	17	4,805
		31,505
Health Care — 9.35%
Abbott Laboratories	16	1,898
Amgen, Inc.	5	1,369
Biogen, Inc.(a)	6	1,302
Eli Lilly & Co.	5	3,769
Intuitive Surgical, Inc.(a)	15	5,784
Johnson & Johnson	19	3,066
Medtronic PLC	16	1,334
Merck & Co., Inc.	25	3,179

See accompanying notes which are an integral part of these financial statements.

4

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)

COMMON STOCKS — 98.02% - continued	Shares	Fair Value

Health Care — 9.35% - continued
Pfizer, Inc.	20	$531
UnitedHealth Group, Inc.	5	2,468
Viatris, Inc.	1	12
		24,712
Industrials — 10.15%
Caterpillar, Inc.	11	3,674
Cummins, Inc.	10	2,686
Eaton Corp. PLC	12	3,467
Emerson Electric Co.	29	3,099
HEICO Corp.	14	2,708
Norfolk Southern Corp.	13	3,294
Otis Worldwide Corp.	27	2,573
Rockwell Automation, Inc.	12	3,421
United Parcel Service, Inc., Class B	13	1,927
		26,849
Materials — 2.18%
Nucor Corp.	30	5,769
Real Estate — 0.60%
Prologis, Inc.	12	1,599
Technology — 37.96%
Adobe, Inc.(a)	7	3,922
Advanced Micro Devices, Inc.(a)	34	6,546
Apple, Inc.	93	16,810
Autodesk, Inc.(a)	10	2,582
Cisco Systems, Inc.	38	1,838
Intel Corp.	41	1,765
KLA-Tencor Corp.	4	2,729
Marvell Technology, Inc.	57	4,085
Microsoft Corp.	42	17,373
MSCI, Inc.	11	6,171
NVIDIA Corp.	26	20,568
Oracle Corp.	26	2,904
QUALCOMM, Inc.	16	2,525
salesforce.com, Inc.(a)	26	8,029
Texas Instruments, Inc.	15	2,510
		100,357
Total Common Stocks (Cost $169,308)		259,204
MONEY MARKET FUNDS - 0.58%
First American Government Obligations Fund, Class X, 5.23%(b)	1,527	1,527
Total Money Market Funds (Cost $1,527)		1,527

See accompanying notes which are an integral part of these financial statements.

5

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)

Fair Value
Total Investments — 98.60% (Cost $170,835)	$260,731
Other Assets in Excess of Liabilities — 1.40%	3,705
NET ASSETS — 100.00%	$264,436

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes which are an integral part of these financial statements.

6

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities at fair value (cost $170,835)	$260,731
Dividends receivable	355
Receivable from Adviser	27,690
Prepaid expenses	2,169
Total Assets	290,945

Liabilities
Payable to affiliates	11,958
Accrued audit and tax fees	9,149
Payable to trustees	54
Other accrued expenses	5,348
Total Liabilities	26,509
Net Assets	$264,436

Net Assets consist of:
Paid-in capital	$172,164
Accumulated earnings	92,272
Net Assets	$264,436
Shares outstanding (unlimited number of shares authorized, no par value)	16,637
Net asset value, offering and redemption price per share	$15.89

See accompanying notes which are an integral part of these financial statements.

7

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Statement of Operations
For the Six Months Ended February 29, 2024 (Unaudited)

Investment Income
Dividend income	$1,716
Total investment income	1,716

Expenses
Administration	27,710
Legal	9,804
Audit and tax	9,149
Trustee	7,963
Transfer agent	6,263
Compliance services	5,968
Report printing	1,903
Custodian	1,139
Registration	821
Pricing	508
Adviser	464
Miscellaneous	10,772
Total expenses	82,464
Fees waived and/or expenses reimbursed by Adviser	(81,920)
Net operating expenses	544
Net investment income	1,172

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	3,216
Net change in unrealized appreciation of investment securities	32,030
Net realized and change in unrealized gain on investments	35,246
Net increase in net assets resulting from operations	$36,418

See accompanying notes which are an integral part of these financial statements.

8

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Statements of Changes in Net Assets

	For the Six
	Months Ended	For the Year
	February 29,	Ended August
	2024	31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,172	$2,161
Net realized gain on investment securities transactions	3,216	7,398
Net change in unrealized appreciation of investment securities	32,030	38,845
Net increase in net assets resulting from operations	36,418	48,404

Distributions From:
Earnings	(2,948)	(1,063)
Net realized gains	(8,605)	(4,150)
Total distributions	(11,553)	(5,213)

Capital Transactions
Reinvestment of distributions	11,553	5,213
Net increase in net assets resulting from capital transactions	11,553	5,213
Total Increase in Net Assets	36,418	48,404

Net Assets
Beginning of period	228,018	179,614
End of period	$264,436	$228,018

Share Transactions
Shares issued in reinvestment of distributions	798	479
Net increase in shares	798	479

See accompanying notes which are an integral part of these financial statements.

9

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six					For the
	Months		For the	For the	For the	Period
	Ended		Year Ended	Year Ended	Year Ended	Ended
	February		August 31,	August 31,	August 31,	August 31,
	29, 2024		2023	2022	2021	2020(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$14.40		$11.69	$15.24	$11.20	$10.00

Investment operations:
Net investment income	0.08		0.08	0.09	0.07	0.01
Net realized and unrealized gain (loss)	2.14		2.97	(3.32)	4.00	1.19
Total from investment operations	2.22		3.05	(3.23)	4.07	1.20

Less distributions to shareholders from:
Net investment income	(0.19)		(0.07)	(0.07)	(0.03)	—
Net realized gains	(0.54)		(0.27)	(0.25)	—	—
Total distributions	(0.73)		(0.34)	(0.32)	(0.03)	—

Net asset value, end of period	$15.89		$14.40	$11.69	$15.24	$11.20

Total Return(b)	15.91	% (c)	27.02%	(21.68)%	36.46%	12.00	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$264		$228	$180	$229	$168
Ratio of net expenses to average net assets	0.47	% (d)	0.47%	0.47%	0.47%	0.47	% (d)
Ratio of gross expenses to average net assets before waiver and reimbursement	71.19	% (d)	81.87%	71.11%	74.51%	185.76	% (d)
Ratio of net investment income to average net assets	1.01	% (d)	1.11%	0.67%	0.60%	0.60	% (d)
Portfolio turnover rate	11	% (c)	33%	12%	9%	—	% (c)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

10

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements
February 29, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the S&P 500 Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

11

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 29, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended February 29, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

12

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or Net Asset Value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

13

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources

14

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2024:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$259,204	$—	$—	$259,204
Money Market Funds	1,527	—	—	1,527
Total	$260,731	$—	$—	$260,731

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily

15

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

net assets. For the six months ended February 29, 2024, the Adviser earned management fees of $464 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.47% of the Fund’s average daily net assets through December 31, 2028 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon 60 days’ written notice to the Adviser. For the six months ended February 29, 2024, the Adviser waived fees and reimbursed expenses in the amount of $81,920 for the Fund. At February 29, 2024, the Adviser owed the Fund $27,690.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of February 29, 2024, the Adviser may seek repayment of fee waivers and expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2024	$139,012
August 31, 2025	147,523
August 31, 2026	157,972
February 28, 2027	81,920

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

16

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who is not currently paid by the Fund for serving in such capacity.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2024, purchases and sales of investment securities, other than short-term investments, were $25,975 and $34,036, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 29, 2024.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 29, 2024, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

17

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At February 29, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$92,053
Gross unrealized depreciation	(2,183)
Net unrealized appreciation on investments	$89,870
Tax cost of investments	$170,861

The tax character of distributions paid for the fiscal year ended August 31, 2023, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$1,138
Long-term capital gains	4,075
Total distributions paid	$5,213

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,159
Undistributed long-term capital gains	7,408
Unrealized appreciation on investments	57,838
Total accumulated earnings	$67,405

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to tax deferral of losses on wash sales

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 29, 2024, the Fund had 37.96% of the value of its net assets invested in stocks within the Technology sector.

18

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

19

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 through February 29, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	September	February	During	Expense
	1, 2023	29, 2024	Period(a)	Ratio
Actual	$1,000.00	$1,159.10	$2.52	0.47%
Hypothetical(b)	$1,000.00	$1,022.53	$2.36	0.47%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

20

Investment Management Agreement Renewal (Unaudited)

The Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the “Large Cap Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Large Cap Fund and, as required by law, considered the renewal of the Large Cap Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”). In connection with such renewal, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on February 21, 2024 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the renewal of the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2024, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager, Institutional Funds Team Lead, Vice President Institutional Operations, Client Service Manager, Legal Counsel, and Vice President of Portfolio Engineering. They also received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the renewal of the management agreement between the Trust and Fisher for an additional year. The Trustees’ renewal of the Large Cap Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides the Large Cap Fund, which include, but are not limited to, providing a continuous investment program for the Large Cap Fund, adhering to the Large Cap Fund’s investment strategy and any restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Large Cap Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Large Cap Fund’s portfolios, as well as the qualifications and experience of the other individuals at Fisher who provide services to the Large Cap Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the Large Cap Fund. They discussed certain elements of the compliance program in detail with Fisher’s representatives, noting that Fisher’s procedures are robust and Fisher’s ESG procedures are particularly robust in comparison to others in the space. The Trustees also took note of the fact that Fisher successfully implemented an operational upgrade during the period since the last renewal. The Trustees concluded that they were impressed with the consistency of the nature, extent, and quality of investment management services provided by Fisher to the Large Cap Fund.

(ii) Fund Performance. The Trustees next reviewed and discussed in detail the performance of the Large Cap Fund for various periods ended December 31, 2023. The Trustees noted that the Large Cap Fund had outperformed the medians of its peer group and Morningstar Large Growth category, as well as its benchmark, the S&P 500 Index, over the one-year, three-year, and since inception periods. The Trustees noted that the Fund performed comparably to a UCITS fund managed by Fisher with a similar investment strategy to that of the Large Cap Fund while acknowledging

21

Investment Management Agreement Renewal (Unaudited) (continued)

that the UCITS fund includes holdings acquired prior to the inception date of the Large Cap Fund. Based upon the foregoing, the Trustees concluded the performance of the Large Cap Fund has been excellent.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for the Large Cap Fund. The Trustees noted that the management fee of the Large Cap Fund is below the averages and medians of the Large Cap Fund’s Morningstar category and peer group. The Trustees discussed that the Large Cap Fund’s net expense ratio was also below the medians and averages of its Morningstar category and peer group. Trustees also considered that Fisher has committed to waive its management fee and/or reimburse expenses of the Large Cap Fund through at least December 31, 2028. The Trustees also noted that the management fee of the Large Cap Fund is lower than the fee that Fisher charges to its similar UCITS fund.

The Trustees also considered a profitability analysis for the Large Cap Fund prepared by Fisher, which showed that Fisher is not earning a profit from managing any the Large Cap Fund. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Large Cap Fund. The Trustees concluded that the management fee represents reasonable compensation in light of the nature, extent, and high quality of Fisher’s services to the Large Cap Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered Fisher’s representation that it is not currently earning a profit from the Large Cap Fund and the extent to which Fisher will realize economies of scale as the Large Cap Fund grows larger. The Trustees determined that, in light of the current size of the Large Cap Fund and Fisher’s lack of profitability in managing the Large Cap Fund, it does not appear that Fisher is realizing benefits from economies of scale in managing the Large Cap Fund. Therefore, breakpoints are not a consideration at this time.

22

PRIVACY NOTICE	Rev: January 2020

FACTS	WHAT DOES FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintainyour account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 851-8845

23

Who we are
Who is providing this notice?	Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes — information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Fisher Asset Management, LLC d/b/a Fisher Investments, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

24

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Fisher Asset Management, LLC 6500 International Parkway, Suite 2050 Plano, TX 75093	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Fisher2-SAR-24

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Semi-Annual Report

February 29, 2024

Fisher Investments Institutional Group

Stock Fund for Retirement Plans

Fisher Investments Institutional Group

ESG Stock Fund for Retirement Plans

Fisher Investments Institutional Group

Fixed Income Fund for Retirement Plans

Fisher Investments Institutional Group

ESG Fixed Income Fund for Retirement Plans

Fund Adviser:

Fisher Asset Management, LLC

6500 International Parkway, Suite 2050

Plano, Texas 75093

(800) 851-8845

Investment Results (Unaudited)

Average Annual Total Returns as of February 29, 2024(a)

				Since
				Inception
Fund/Index	Six Months	One Year	Three Year	(12/13/19)
Fisher Investments Institutional Group Stock Fund for Retirement Plans	16.87%	35.35%	9.50%	14.07%
MSCI ACWI Investable Market Index(b)	11.18%	21.62%	6.12%	9.23%

				Expense
				Ratios(c)
Gross				0.00%
With Applicable Waivers				0.00%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The MSCI ACWI Investable Market Index is designed to represent performance of the full opportunity set of large, mid, and small-cap stocks across 23 developed markets and 24 emerging market countries. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2023. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) has contractually agreed to pay all of the operating expenses of the Fund except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns as of February 29, 2024(a)

				Since
				Inception
Fund/Index	Six Months	One Year	Three Year	(12/13/19)
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans	16.73%	36.64%	10.15%	14.35%
MSCI ACWI Investable Market Index(b)	11.18%	21.62%	6.12%	9.23%

				Expense
				Ratios(c)
Gross				0.00%
With Applicable Waivers				0.00%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The MSCI ACWI Investable Market Index is designed to represent performance of the full opportunity set of large, mid, and small-cap stocks across 23 developed markets and 24 emerging market countries. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2023. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) has contractually agreed to pay all of the operating expenses of the Fund except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns as of February 29, 2024(a)

				Since
				Inception
Fund/Index	Six Months	One Year	Three Year	(12/13/19)
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans	2.82%	4.99%	(2.89)%	(0.88)%
ICE BofA U.S. Broad Market Index(b)	2.39%	3.40%	(3.06)%	(1.13)%

				Expense
				Ratios(c)
Gross				0.03%
With Applicable Waivers				0.03%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The ICE BofA U.S. Broad Market Index measures the performance of U.S. dollar-denominated, investment grade debt securities, including U.S. Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2023 and represent acquired fund fees and expenses. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) has contractually agreed to pay all of the operating expenses of the Fund except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

Investment Results (Unaudited) (continued)

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns as of February 29, 2024(a)

				Since
				Inception
Fund/Index	Six Months	One Year	Three Year	(12/13/19)
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans	2.59%	4.65%	(3.17)%	(1.10)%
ICE BofA U.S. Broad Market Index(b)	2.39%	3.40%	(3.06)%	(1.13)%

				Expense
				Ratios (c)
Gross				0.02%
With Applicable Waivers				0.02%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The ICE BofA U.S. Broad Market Index measures the performance of U.S. dollar-denominated, investment grade debt securities, including U.S. Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2023 and represent acquired fund fees and expenses. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) has contractually agreed to pay all of the operating expenses of the Fund except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

Investment Results (Unaudited) (continued)

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

Fisher Investments Institutional Group Stock Fund for Retirement Plans Holdings as of February 29, 2024.*

*	As a percentage of net assets.

The Fisher Investments Institutional Group Stock Fund for Retirement Plans seeks to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Market Index as its investment objective.

Fund Holdings (Unaudited) (continued)

Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans Holdings as of February 29, 2024.*

*	As a percentage of net assets.

The Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans seeks to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Market Index as its investment objective.

Fund Holdings (Unaudited) (continued)

Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans Holdings as of February 29, 2024.*

*	As a percentage of net assets.

The Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans seeks to outperform, net of fees and expenses, the return of the ICE BofA U.S. Broad Market Index as its investment objective.

Fund Holdings (Unaudited) (continued)

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans Holdings as of February 29, 2024.*

*	As a percentage of net assets.

The Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans seeks to outperform, net of fees and expenses, the return of the ICE BofA U.S. Broad Market Index as its investment objective.

Availability of Portfolio Schedule – (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www. sec.gov.

Fisher Investments Institutional Group Stock Fund For Retirement Plans
Schedule of Investments
February 29, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.00%
Australia — 0.59%
Materials — 0.59%
BHP Group Ltd.	26	$742
Rio Tinto Ltd.	10	805
		1,547
Total Australia		1,547
Brazil — 1.06%
Financials — 0.86%
Banco Bradesco S.A. - ADR	357	992
Itau Unibanco Holding SA - ADR	183	1,248
		2,240
Materials — 0.20%
Vale SA - ADR	38	510
Total Brazil		2,750

Canada — 1.91%
Industrials — 0.75%
Canadian Pacific Kansas City Ltd.	23	1,955

Materials — 1.16%
Hudbay Minerals, Inc.	232	1,366
Lundin Mining Corp.	208	1,645
		3,011
Total Canada		4,966

China — 0.71%
Communications — 0.32%
Tencent Holdings Ltd. - ADR	24	839

Consumer Discretionary — 0.17%
Alibaba Group Holding Ltd. - ADR	6	444

Health Care — 0.22%
Sino Biopharmaceutical Ltd. - ADR	75	578
Total China		1,861

France — 3.23%
Consumer Discretionary — 1.27%
Kering SA - ADR	72	3,315

Energy — 0.64%
TotalEnergies SE	26	1,658

Financials — 0.53%
BNP Paribas SA	23	1,377

Technology — 0.79%
Dassault Systems SE	44	2,054
Total France		8,404

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.00% - continued
Germany — 3.73%
Consumer Discretionary — 2.01%
adidas AG	12	$2,427
Mercedes-Benz Group AG	28	2,228
Sixt SE	6	562
		5,217
Industrials — 1.72%
MTU Aero Engines AG	8	1,922
Siemens AG	13	2,570
		4,492
Total Germany		9,709

India — 0.50%
Technology — 0.50%
Infosys Ltd. - ADR	65	1,297
Total India		1,297

Italy — 1.26%
Energy — 0.44%
Eni SpA	75	1,155

Financials — 0.82%
Intesa Sanpaolo SpA	672	2,134
Total Italy		3,289

Japan — 2.64%
Industrials — 2.64%
Daifuku Co. Ltd. - ADR	85	1,003
FANUC Corp. - ADR	99	1,438
SMC Corp. - ADR	98	2,953
Yaskawa Electric Corp. - ADR	18	1,477
		6,871
Total Japan		6,871

Korea (Republic of) — 1.56%
Technology — 1.56%
Samsung Electronics Co. Ltd. - GDR	3	4,080
Total Korea (Republic of)		4,080

Netherlands — 2.65%
Financials — 0.49%
ING Groep NV	93	1,276

Technology — 2.16%
ASML Holding NV	6	5,645
Total Netherlands		6,921

Spain — 1.71%
Financials — 1.71%
Banco Bilbao Vizcaya Argentaria SA	250	2,482

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.00% - continued
Spain — 1.71% - continued
Financials — 1.71% - continued
Banco Santander SA	479	$1,991
		4,473
Total Spain		4,473

Switzerland — 0.50%
Health Care — 0.50%
Novartis AG	13	1,316
Total Switzerland		1,316

Taiwan Province of China — 3.35%
Technology — 3.35%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	68	8,750
Total Taiwan Province of China		8,750

United Kingdom — 2.22%
Consumer Staples — 0.07%
Haleon PLC	44	184

Energy — 1.48%
BP PLC	248	1,442
Shell PLC	77	2,420
		3,862
Health Care — 0.67%
AstraZeneca PLC	8	1,008
GSK PLC	35	735
		1,743
Total United Kingdom		5,789

United States — 71.38%
Communications — 6.06%
Alphabet, Inc., Class A(a)	53	7,339
Meta Platforms, Inc., Class A	11	5,391
Netflix, Inc.(a)	4	2,412
Walt Disney Co. (The)	6	669
		15,811
Consumer Discretionary — 8.64%
Amazon.com, Inc.(a)	40	7,071
Autoliv, Inc.	19	2,205
General Motors Co.	47	1,926
Home Depot, Inc. (The)	8	3,045
Starbucks Corp.	13	1,234
Toll Brothers, Inc.	38	4,356
Wynn Resorts Ltd.	26	2,735
		22,572
Consumer Staples — 4.87%
Costco Wholesale Corp.	6	4,464
PepsiCo, Inc.	13	2,149
Procter & Gamble Co. (The)	17	2,702

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.00% - continued
United States — 71.38% - continued
Consumer Staples — 4.87% - continued
Walmart, Inc.	58	$3,399
		12,714
Energy — 2.98%
Chevron Corp.	22	3,344
Exxon Mobil Corp.	32	3,345
Marathon Oil Corp.	45	1,091
		7,780
Financials — 10.43%
American Express Co.	13	2,852
Bank of America Corp.	67	2,313
BlackRock, Inc.	4	3,245
Citigroup, Inc.	42	2,331
Goldman Sachs Group, Inc. (The)	5	1,945
Invesco Ltd.	52	801
Jefferies Financial Group, Inc.	25	1,046
JPMorgan Chase & Co.	14	2,605
MasterCard, Inc., Class A	5	2,374
Morgan Stanley	29	2,495
Paycom Software, Inc.	7	1,277
T. Rowe Price Group, Inc.	10	1,134
Visa, Inc., Class A	10	2,826
		27,244
Health Care — 9.48%
Abbott Laboratories	9	1,068
Danaher Corp.	5	1,266
Eli Lilly & Co.	8	6,029
Exact Sciences Corp.(a)	14	805
Intuitive Surgical, Inc.(a)	9	3,470
Johnson & Johnson	13	2,098
Merck & Co., Inc.	21	2,670
PTC Therapeutics, Inc.(a)	15	423
Sarepta Therapeutics, Inc.(a)	5	640
Stryker Corp.	6	2,094
Thermo Fisher Scientific, Inc.	3	1,711
UnitedHealth Group, Inc.	5	2,468
		24,742
Industrials — 6.71%
A.O. Smith Corp.	23	1,907
AeroVironment, Inc.(a)	17	2,156
Boeing Co. (The)(a)	10	2,037
Carrier Global Corp.	6	333
Cummins, Inc.	8	2,149
Deere & Co.	4	1,460
IDEX Corp.	7	1,651
Lennox International, Inc.	7	3,299
Otis Worldwide Corp.	3	286

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.00% - continued
United States — 71.38% - continued
Industrials — 6.71% - continued
Rockwell Automation, Inc.	6	$1,710
RTX Corp.	6	538
		17,526
Materials — 1.06%
Cleveland-Cliffs, Inc.(a)	69	1,435
Materion Corp.	10	1,343
		2,778
Technology — 21.15%
Adobe, Inc.(a)	5	2,801
Advanced Micro Devices, Inc.(a)	29	5,583
Apple, Inc.	55	9,941
Autodesk, Inc.(a)	7	1,807
Intuit, Inc.	2	1,326
Microsoft Corp.	27	11,169
NVIDIA Corp.	19	15,031
Oracle Corp.	22	2,457
Salesforce.com, Inc.(a)	9	2,779
ServiceNow, Inc.(a)	3	2,314
		55,208
Total United States		186,375
Total Common Stocks — (Cost $170,505)		258,398

MONEY MARKET FUNDS — 0.83%
First American Government Obligations Fund, Class X, 5.23%(b)	2,164	2,164
Total Money Market Funds (Cost $2,164)		2,164

Total Investments — 99.83% (Cost $172,669)		260,562
Other Assets in Excess of Liabilities — 0.17%		451
NET ASSETS — 100.00%		$261,013

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 29, 2024.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group ESG Stock Fund For Retirement Plans
Schedule of Investments
February 29, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.30%
Brazil — 1.27%
Financials — 1.27%
Banco Bradesco S.A. - ADR	521	$1,448
Itau Unibanco Holding SA - ADR	277	1,889
		3,337
Total Brazil		3,337

Canada — 0.65%
Materials — 0.65%
Hudbay Minerals Inc.	158	930
Lundin Mining Corp.	100	791
		1,721
Total Canada		1,721

China — 0.64%
Communications — 0.25%
Tencent Holdings Ltd. - ADR	19	664

Consumer Discretionary — 0.17%
Alibaba Group Holding Ltd. - ADR	6	444

Health Care — 0.22%
Sino Biopharmaceutical Ltd. - ADR	76	585
Total China		1,693

Denmark — 0.90%
Industrials — 0.90%
Vestas Wind Systems A/S(a)	85	2,366
Total Denmark		2,366

France — 2.97%
Consumer Discretionary — 1.26%
Kering SA - ADR	72	3,316

Financials — 0.84%
BNP Paribas SA	37	2,215

Technology — 0.87%
Dassault Systems SE	49	2,287
Total France		7,818

Germany — 3.51%
Consumer Discretionary — 2.39%
adidas AG	13	2,629
Mercedes-Benz Group AG	39	3,103
Sixt SE	6	562
		6,294
Industrials — 1.12%
Siemens AG	15	2,966
Total Germany		9,260

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group ESG Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.30% - continued
India — 0.36%
Technology — 0.36%
Infosys Ltd. - ADR	47	$938
Total India		938

Italy — 2.00%
Energy — 1.12%
Eni SpA	192	2,957

Financials — 0.88%
Intesa Sanpaolo SpA	730	2,318
Total Italy		5,275

Japan — 1.64%
Industrials — 1.64%
Daifuku Co. Ltd. - ADR	64	755
FANUC Corp. - ADR	92	1,337
Yaskawa Electric Corp. - ADR	27	2,215
		4,307
Total Japan		4,307

Korea (Republic of) — 1.03%
Technology — 1.03%
Samsung Electronics Co. Ltd. - GDR	2	2,720
Total Korea (Republic of)		2,720

Netherlands — 2.14%
Technology — 2.14%
ASML Holding NV	6	5,645
Total Netherlands		5,645

Norway — 1.13%
Energy — 1.13%
Equinor ASA	121	2,981
Total Norway		2,981

Spain — 1.72%
Financials — 1.72%
Banco Bilbao Vizcaya Argentaria SA	266	2,641
Banco Santander SA	457	1,899
		4,540
Total Spain		4,540

Switzerland — 0.72%
Industrials — 0.72%
ABB Ltd.	41	1,888
Total Switzerland		1,888

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group ESG Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.30% - continued
Taiwan Province of China — 3.27%
Technology — 3.27%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	67	$8,621
Total Taiwan Province of China		8,621

United Kingdom — 4.33%
Consumer Staples — 0.48%
Unilever PLC	26	1,272

Energy — 2.01%
BP PLC	479	2,786
Shell PLC	81	2,512
		5,298
Health Care — 0.48%
AstraZeneca PLC	10	1,260

Materials — 1.36%
Anglo American PLC	55	1,181
Antofagasta PLC	105	2,409
		3,590
Total United Kingdom		11,420

United States — 70.02%
Communications — 3.74%
Alphabet, Inc., Class A(a)	49	6,785
Netflix, Inc.(a)	4	2,412
Walt Disney Co. (The)	6	669
		9,866
Consumer Discretionary — 7.46%
Amazon.com, Inc.(a)	39	6,894
Autoliv, Inc.	21	2,437
General Motors Co.	58	2,377
Home Depot, Inc. (The)	8	3,045
NIKE, Inc., Class B	8	831
Toll Brothers, Inc.	36	4,127
		19,711
Consumer Staples — 4.42%
Costco Wholesale Corp.	5	3,720
PepsiCo, Inc.	16	2,645
Procter & Gamble Co. (The)	20	3,179
Walmart, Inc.	36	2,110
		11,654
Energy — 0.73%
Schlumberger Ltd.	40	1,933

Financials — 12.06%
American Express Co.	14	3,072
Bank of America Corp.	68	2,347
BlackRock, Inc.	4	3,245
Citigroup, Inc.	61	3,386

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group ESG Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.30% - continued
United States — 70.02% - continued
Financials — 12.06% - continued
Goldman Sachs Group, Inc. (The)	5	$1,945
Invesco Ltd.	124	1,911
Jefferies Financial Group, Inc.	20	836
JPMorgan Chase & Co.	14	2,605
MasterCard, Inc., Class A	7	3,323
Morgan Stanley	26	2,238
Paycom Software, Inc.	6	1,094
T. Rowe Price Group, Inc.	14	1,587
Visa, Inc., Class A	15	4,240
		31,829
Health Care — 11.96%
Abbott Laboratories	9	1,068
Danaher Corp.	5	1,266
Eli Lilly & Co.	12	9,043
Exact Sciences Corp.(a)	17	978
Intuitive Surgical, Inc.(a)	9	3,470
Johnson & Johnson	16	2,582
Merck & Co., Inc.	25	3,179
PTC Therapeutics, Inc.(a)	14	395
Sarepta Therapeutics, Inc.(a)	5	640
Stryker Corp.	6	2,094
Thermo Fisher Scientific, Inc.	4	2,281
UnitedHealth Group, Inc.	5	2,468
Vertex Pharmaceuticals, Inc.(a)	5	2,104
		31,568
Industrials — 8.02%
A.O. Smith Corp.	29	2,404
Cummins, Inc.	10	2,686
Deere & Co.	5	1,825
HEICO Corp.	15	2,901
Lennox International, Inc.	9	4,240
Rockwell Automation, Inc.	9	2,566
Union Pacific Corp.	7	1,776
Xylem, Inc.	22	2,796
		21,194
Technology — 21.63%
Adobe, Inc.(a)	5	2,801
Advanced Micro Devices, Inc.(a)	31	5,968
Apple, Inc.	53	9,580
Autodesk, Inc.(a)	8	2,065
Intuit, Inc.	2	1,326
Microsoft Corp.	28	11,582
NVIDIA Corp.	21	16,613
Oracle Corp.	21	2,345
Salesforce.com, Inc.(a)	8	2,471

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group ESG Stock Fund For Retirement Plans
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.30% - continued
United States — 70.02% - continued
Technology — 21.63% - continued
ServiceNow, Inc.(a)	3	$2,314
		57,065
Total United States		184,820
Total Common Stocks — (Cost $170,365)		259,350

PREFERRED STOCKS — 0.72%
Australia — 0.72%
Materials — 0.72%
Fortescue Metals Group Ltd.	113	1,905
Total Australia		1,905
Total Preferred Stocks — (Cost $1,554)		1,905

MONEY MARKET FUNDS — 0.76%
First American Government Obligations Fund, Class X, 5.23%(b)	2,011	2,011
Total Money Market Funds (Cost $2,011)		2,011

Total Investments — 99.78% (Cost $173,930)		263,266
Other Assets in Excess of Liabilities — 0.22%		580
NET ASSETS — 100.00%		$263,846

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 29, 2024.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group Fixed Income Fund For Retirement Plans
Schedule of Investments
February 29, 2024 (Unaudited)

	Principal
	Amount	Fair Value
CORPORATE BONDS — 39.25%
Communications — 3.28%
Comcast Corp., 3.55%, 5/1/2028	$100,000	$94,919

Consumer Staples — 3.69%
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	106,507

Financials — 9.55%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	93,696
Charles Schwab Corp/The, 2.90%, 3/3/2032	100,000	84,825
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	97,613
		276,134
Health Care — 2.38%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048	78,000	68,642

Industrials — 2.70%
Southwest Airlines Co., 7.38%, 3/1/2027	75,000	78,112

Real Estate — 8.02%
Omega Healthcare Investors, Inc., 3.38%, 2/1/2031	150,000	126,354
Simon Property Group LP, 6.25%, 1/15/2034	100,000	105,383
		231,737
Technology — 9.63%
Fiserv Inc, 5.38%, 8/21/2028	100,000	100,826
International Business Machines Corp., 4.25%, 5/15/2049	100,000	83,746
Oracle Corp., 3.25%, 11/15/2027	100,000	93,747
		278,319
Total Corporate Bonds (Cost $1,256,940)		1,134,370

U.S. GOVERNMENT & AGENCIES — 42.66%
United States Treasury Note, 1.50%, 9/30/2024	109,700	107,368
United States Treasury Note, 1.50%, 2/15/2025	254,000	245,498
United States Treasury Note, 2.63%, 2/15/2029	426,100	394,758
United States Treasury Note, 4.50%, 2/15/2036	469,000	485,324

Total U.S. Government & Agencies (Cost $1,365,056)		1,232,948

	Shares
EXCHANGE-TRADED FUNDS — 16.54%
iShares MBS ETF	5,201	478,024
Total Exchange-Traded Funds (Cost $561,838)		478,024

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group Fixed Income Fund For Retirement Plans
Schedule of Investments (continued)
February 29, 2024 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 1.04%
First American Government Obligations Fund, Class X, 5.23%(a)	29,980	$29,980
Total Money Market Funds (Cost $29,980)		29,980

Total Investments — 99.49% (Cost $3,213,814)		2,875,322
Other Assets in Excess of Liabilities — 0.51%		14,806
NET ASSETS — 100.00%		$2,890,128

(a)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
Schedule of Investments
February 29, 2024 (Unaudited)

	Principal
	Amount	Fair Value
CORPORATE BONDS — 38.80%
Communications — 3.31%
Comcast Corp., 3.55%, 5/1/2028	$100,000	$94,919

Consumer Discretionary — 3.46%
Whirlpool Corp, 5.50%, 3/1/2033	100,000	99,157

Consumer Staples — 3.72%
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	106,507

Financials — 9.64%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	93,696
Charles Schwab Corp/The, 2.90%, 3/3/2032	100,000	84,825
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	97,613
		276,134
Health Care — 2.40%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048	78,000	68,642

Industrials — 2.73%
Southwest Airlines Co., 7.38%, 3/1/2027	75,000	78,112

Real Estate — 7.35%
Omega Healthcare Investors, Inc., 3.38%, 2/1/2031	125,000	105,295
Simon Property Group LP, 6.25%, 1/15/2034	100,000	105,383
		210,678
Technology — 6.19%
International Business Machines Corp., 4.25%, 5/15/2049	100,000	83,746
Oracle Corp., 3.25%, 11/15/2027	100,000	93,747
		177,493
Total Corporate Bonds (Cost $1,237,632)		1,111,642

U.S. GOVERNMENT & AGENCIES — 42.65%
United States Treasury Note, 1.50%, 9/30/2024	109,900	107,563
United States Treasury Note, 1.50%, 2/15/2025	311,000	300,591
United States Treasury Note, 2.63%, 2/15/2029	381,700	353,624
United States Treasury Note, 4.50%, 2/15/2036	445,000	460,488

Total U.S. Government & Agencies (Cost $1,352,127)		1,222,266

	Shares
EXCHANGE-TRADED FUNDS — 16.54%
iShares MBS ETF	5,156	473,888
Total Exchange-Traded Funds (Cost $556,973)		473,888

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
Schedule of Investments (continued)
February 29, 2024 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 1.40%
First American Government Obligations Fund, Class X, 5.23%(a)	40,213	$40,213
Total Money Market Funds (Cost $40,213)		40,213

Total Investments — 99.39% (Cost $3,186,945)		2,848,009
Other Assets in Excess of Liabilities — 0.61%		17,351
NET ASSETS — 100.00%		$2,865,360

(a)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group Fund Family Statements of Assets and Liabilities
February 29, 2024 (Unaudited)

	Fisher Investments Institutional Group
				ESG Fixed
	Stock	ESG Stock	Fixed Income	Income
	Fund for	Fund for	Fund for	Fund for
	Retirement	Retirement	Retirement	Retirement
	Plans	Plans	Plans	Plans
Assets
Investments in securities at value (cost $172,669, $173,930, $3,213,814 and $3,186,945)	$260,562	$263,266	$2,875,322	$2,848,009
Foreign currencies, at value (cost $–, $231, $– and $–)	—	229	—	—
Receivable for investments sold	5,322	4,244	—	—
Dividends and interest receivable	354	509	14,806	17,351
Total Assets	266,238	268,248	2,890,128	2,865,360
Liabilities
Bank overdraft	1,882	—	—	—
Payable for investments purchased	3,343	4,402	—	—
Total Liabilities	5,225	4,402	—	—
Net Assets	$261,013	$263,846	$2,890,128	$2,865,360
Net Assets consist of:
Paid-in capital	$170,719	$171,486	$3,327,349	$3,325,452
Accumulated earnings (deficits)	90,294	92,360	(437,221)	(460,092)
Net Assets	$261,013	$263,846	$2,890,128	$2,865,360
Shares outstanding (unlimited number of shares authorized, no par value)	16,514	16,553	334,986	334,979
Net asset value (“NAV”) and offering price per share	$15.81	$15.94	$8.63	$8.55

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group Fund Family Statements of Operations
For the six months ended February 29, 2024 (Unaudited)

	Fisher Investments Institutional Group
				ESG Fixed
	Stock	ESG Stock	Fixed Income	Income
	Fund for	Fund for	Fund for	Fund for
	Retirement	Retirement	Retirement	Retirement
	Plans	Plans	Plans	Plans
Investment Income
Dividend income	$1,924	$2,309	$21,999	$23,393
Interest income	—	—	30,295	29,558
Foreign dividend taxes withheld	(177)	(251)	—	—
Total investment income	1,747	2,058	52,294	52,951
Net investment income	1,747	2,058	52,294	52,951
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	2,113	2,614	3,546	(11,826)
Net realized loss on foreign currency translations	—	(3)	—	—
Net change in unrealized appreciation of investment securities and foreign currency translations	33,794	33,114	22,534	31,993
Net realized and change in unrealized gain on investments and foreign currency	35,907	35,725	26,080	20,167
Net increase in net assets resulting from operations	$37,654	$37,783	$78,374	$73,118

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group Fund Family
Statements of Changes in Net Assets

	Fisher Investments		Fisher Investments
	Institutional Group Stock		Institutional Group ESG Stock
	Fund for Retirement Plans		Fund for Retirement Plans
	For the Six		For the Six
	Months		Months
	Ended	For the Year	Ended	For the Year
	February 29,	Ended August	February 29,	Ended August
	2024	31, 2023	2024	31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,747	$3,039	$2,058	$3,071
Net realized gain on investment securities transactions and foreign currency translations	2,113	10,893	2,611	12,082
Net change in unrealized appreciation of investment securities and foreign currency translations	33,794	31,766	33,114	33,469
Net increase in net assets resulting from operations	37,654	45,698	37,783	48,622

Distributions From:
Earnings	(12,571)	(3,263)	(13,790)	(2,881)
Total distributions	(12,571)	(3,263)	(13,790)	(2,881)

Capital Transactions
Reinvestment of distributions	12,571	3,263	13,790	2,881
Net increase in net assets resulting from capital transactions	12,571	3,263	13,790	2,881
Total Increase in Net Assets	37,654	45,698	37,783	48,622

Net Assets
Beginning of period	223,359	177,661	226,063	177,441
End of period	$261,013	$223,359	$263,846	$226,063

Share Transactions
Shares issued in reinvestment of distributions	869	290	943	255
Net increase in shares outstanding	869	290	943	255

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group Fund Family
Statements of Changes in Net Assets (continued)

	Fisher Investments		Fisher Investments
	Institutional Group Fixed		Institutional Group ESG Fixed
	Income Fund for Retirement		Income Fund for Retirement
	Plans		Plans
	For the Six		For the Six
	Months		Months
	Ended	For the Year	Ended	For the Year
	February 29,	Ended August	February 29,	Ended August
	2024	31, 2023	2024	31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$52,294	$91,791	$52,951	$91,445
Net realized gain (loss) on investment securities transactions and foreign currency translations	3,546	(94,286)	(11,826)	(95,211)
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	22,534	(13,808)	31,993	(15,731)
Net increase (decrease) in net assets resulting from operations	78,374	(16,303)	73,118	(19,497)

Distributions From:
Earnings	(102,965)	(67,327)	(102,555)	(68,072)
Total distributions	(102,965)	(67,327)	(102,555)	(68,072)

Capital Transactions
Reinvestment of distributions	102,965	67,327	102,555	68,072
Net increase in net assets resulting from capital transactions	102,965	67,327	102,555	68,072
Total Increase (Decrease) in Net Assets	78,374	(16,303)	73,118	(19,497)

Net Assets
Beginning of period	2,811,754	2,828,057	2,792,242	2,811,739
End of period	$2,890,128	$2,811,754	$2,865,360	$2,792,242

Share Transactions
Shares issued in reinvestment of distributions	11,808	7,828	11,869	7,962
Net increase in shares outstanding	11,808	7,828	11,869	7,962

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group Stock Fund for Retirement Plans
Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months					For the
	Ended		For the	For the	For the	Period
	February		Year Ended	Year Ended	Year Ended	Ended
	29, 2024		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$14.28		$11.57	$15.11	$11.58	$10.00

Investment operations:
Net investment income	0.11		0.19	0.18	0.17	0.10
Net realized and unrealized gain (loss)	2.22		2.73	(3.55)	3.51	1.48
Total from investment operations	2.33		2.92	(3.37)	3.68	1.58

Less distributions to shareholders from:
Net investment income	(0.22)		(0.18)	(0.17)	(0.15)	—
Net realized gains	(0.58)		(0.03)	—	—	—
Total distributions	(0.80)		(0.21)	(0.17)	(0.15)	—

Net asset value, end of period	$15.81		$14.28	$11.57	$15.11	$11.58

Total Return(b)	16.87	% (c)	25.75%	(22.55)%	32.06%	15.80	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$261		$223	$178	$229	$174
Ratio of net investment income to average net assets	1.53	% (d)	1.56%	1.37%	1.27%	1.44	% (d)
Portfolio turnover rate	3	% (c)	25%	11%	1%	12	% (c)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months					For the
	Ended		For the	For the	For the	Period
	February		Year Ended	Year Ended	Year Ended	Ended
	29, 2024		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$14.48		$11.56	$14.98	$11.58	$10.00

Investment operations:
Net investment income	0.13		0.20	0.19	0.16	0.12
Net realized and unrealized gain (loss)	2.22		2.91	(3.45)	3.40	1.46
Total from investment operations	2.35		3.11	(3.26)	3.56	1.58

Less distributions to shareholders from:
Net investment income	(0.25)		(0.19)	(0.16)	(0.16)	—
Net realized gains	(0.64)		—	—	—	—
Total distributions	(0.89)		(0.19)	(0.16)	(0.16)	—

Net asset value, end of period	$15.94		$14.48	$11.56	$14.98	$11.58

Total Return(b)	16.73	% (c)	27.34%	(22.03)%	31.07%	15.80	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$264		$226	$177	$228	$174
Ratio of net investment income to average net assets	1.78	% (d)	1.56%	1.37%	1.23%	1.64	% (d)
Portfolio turnover rate	3	% (c)	30%	10%	1%	15	% (c)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans
Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months					For the
	Ended		For the	For the	For the	Period
	February		Year Ended	Year Ended	Year Ended	Ended
	29, 2024		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$8.70		$8.97	$10.44	$10.53	$10.00

Investment operations:
Net investment income	0.16		0.28	0.18	0.21	0.18
Net realized and unrealized gain (loss)	0.09		(0.34)	(1.47)	0.04	0.35
Total from investment operations	0.25		(0.06)	(1.29)	0.25	0.53

Less distributions to shareholders from:
Net investment income	(0.32)		(0.21)	(0.18)	(0.27)	—
Net realized gains	—		—	— (b)	(0.07)	—
Total distributions	(0.32)		(0.21)	(0.18)	(0.34)	—

Net asset value, end of period	$8.63		$8.70	$8.97	$10.44	$10.53

Total Return(c)	2.82	% (d)	(0.60)%	(12.54)%	2.38%	5.30	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,890		$2,812	$2,828	$3,236	$3,160
Ratio of net investment income to average net assets	3.71	% (e)	3.30%	1.89%	2.00%	2.51	% (e)
Portfolio turnover rate	16	% (d)	14%	32%	46%	—	% (d)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months					For the
	Ended		For the	For the	For the	Period
	February		Year Ended	Year Ended	Year Ended	Ended
	29, 2024		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$8.64		$8.92	$10.41	$10.54	$10.00

Investment operations:
Net investment income	0.16		0.29	0.18	0.21	0.18
Net realized and unrealized gain (loss)	0.07		(0.35)	(1.50)	— (b)	0.36
Total from investment operations	0.23		(0.06)	(1.32)	0.21	0.54

Less distributions to shareholders from:
Net investment income	(0.32)		(0.22)	(0.17)	(0.27)	—
Net realized gains	—		—	— (b)	(0.07)	—
Total distributions	(0.32)		(0.22)	(0.17)	(0.34)	—

Net asset value, end of period	$8.55		$8.64	$8.92	$10.41	$10.54

Total Return(c)	2.59	% (d)	(0.69)%	(12.85)%	2.02%	5.40	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,865		$2,792	$2,812	$3,227	$3,162
Ratio of net investment income to average net assets	3.79	% (e)	3.31%	1.88%	1.99%	2.46	% (e)
Portfolio turnover rate	16	% (d)	14%	33%	46%	—	% (d)

(a)	For the period December 13, 2019 (commencement of operations) to August 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements
February 29, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and the Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (each a “Fund” and collectively the “Funds”) were each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The Funds commenced operations on December 13, 2019. The investment adviser to the Funds is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Stock Fund and ESG Stock Fund is to seek to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Market Index. The investment objective of the Fixed Income Fund and ESG Fixed Income Fund is to seek to outperform, net of fees and expenses, the return of the ICE BofA U.S. Broad Market Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended February 29, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the six months ended February 29, 2024, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or Net Asset Value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2024:

Stock Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$257,820	$578	$—	$258,398
Money Market Funds	2,164	—	—	2,164
Total	$259,984	$578	$—	$260,562

ESG Stock Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$256,253	$3,097	$—	259,350
Money Market Funds	2,011	—	—	2,011
Preferred Stocks	1,905	—	—	1,905
Total	$260,169	$3,097	$—	$263,266

Fixed Income Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$1,134,370	$—	1,134,370
U.S. Government & Agencies	—	1,232,948	—	1,232,948
Exchange-Traded Funds	478,024	—	—	478,024
Money Market Funds	29,980	—	—	29,980
Total	$508,004	$2,367,318	$—	$2,875,322

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

ESG Fixed Income Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$1,111,642	$—	$1,111,642
U.S. Government & Agencies	—	1,222,266	—	1,222,266
Exchange-Traded Funds	473,888	—	—	473,888
Money Market Funds	40,213	—	—	40,213
Total	$514,101	$2,333,908	$—	$2,848,009

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Funds, manages the Funds’ investments. The Adviser pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds’ expenses, except those specified above, are paid by the Adviser. The Funds do not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities. One Trustee is a former employee of Ultimus who is not currently paid by the Funds for serving in such capacity.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Purchases	$9,265	$9,683	$549,485	$496,787
Sales	7,296	8,030	428,349	437,246
U.S. Government Purchases	—	—	—	—
U.S. Government Sales	—	—	—	—

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 29, 2024, the Adviser owned 100% of outstanding shares of each of the Stock Fund, ESG Stock Fund, Fixed Income Fund and ESG Fixed Income Fund. As a result, the Adviser may be deemed to control each Fund.

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At February 29, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Gross unrealized appreciation	$93,651	$95,319	$1,813	$—
Gross unrealized depreciation	(5,758)	(5,983)	(339,355)	(337,992)
Net unrealized appreciation (depreciation) on investments	87,893	89,336	(337,547)	(337,992)
Tax cost of investments	$172,669	$173,930	$3,212,864	$3,186,001

The tax character of distributions paid for the fiscal year ended August 31, 2023, the Funds’ most recent fiscal year end, were as follows:

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Distributions paid from:
Ordinary income(a)	$2,795	$2,881	$67,327	$68,072
Long-term capital gains	468	—	—	—
Total distributions paid	$3,263	$2,881	$67,327	$68,072

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Undistributed ordinary income	$2,266	$2,385	$64,157	$62,956
Undistributed long-term capital gains	8,847	9,760	—	—
Accumulated capital and other losses	—	—	(116,710)	(123,625)
Unrealized appreciation (depreciation) on investments	54,098	56,222	(360,077)	(369,986)
Total accumulated earnings (deficit)	$65,211	$68,367	$(412,630)	$(430,655)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to tax deferral of losses on wash sales

As of August 31, 2023, the Fixed Income Fund had accumulated short-term capital loss carryforwards of $308 and long-term capital loss carryforwards of $116,402. The ESG Fixed Income Fund had accumulated short-term capital loss carryforwards of $315 and

Fisher Investments Institutional Group Fund Family
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

long-term capital loss carryforwards of $123,310. Capital loss carryforwards are not subject to expiration.

At August 31, 2023, the Stock Fund utilized short-term capital loss carryforwards of $760 and long-term capital loss carryforwards of $824. The ESG Stock Fund utilized short-term capital loss carryforwards of $1,596 and long-term capital loss carryforwards of $718.

NOTE 8. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of February 29, 2024, the Stock Fund and ESG Stock Fund had 29.51% and 29.30%, respectively, of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 through February 29, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	September	February	During	Expense
	1, 2023	29, 2024	Period(a)	Ratio
Fisher Investments Institutional Group Stock Fund for Retirement Plans
Actual	$1,000.00	$1,168.70	$—	—%
Hypothetical(b)	$1,000.00	$1,024.86	$—	—%
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
Actual	$1,000.00	$1,167.30	$—	—%
Hypothetical(b)	$1,000.00	$1,024.86	$—	—%
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans
Actual	$1,000.00	$1,028.20	$—	—%
Hypothetical(b)	$1,000.00	$1,024.86	$—	—%
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
Actual	$1,000.00	$1,025.90	$—	—%
Hypothetical(b)	$1,000.00	$1,024.86	$—	—%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Investment Management Agreement Renewal (Unaudited)

The Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (together, the “Retirement Funds”) are series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Retirement Funds and, as required by law, considered the renewal of each Retirement Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”). In connection with such renewals, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on February 21, 2024 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the renewal of the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2024, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager Institutional Funds Team Lead, Vice President Institutional Operations, Client Service Manager, Legal Counsel, and Vice President of Portfolio Engineering. They also received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the renewal of each management agreement between the Trust and Fisher for an additional year. The Trustees’ renewal of the Retirement Funds’ management agreements were based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to each of the Retirement Funds, which include, but are not limited to, providing a continuous investment program for each Retirement Fund, adhering to each Retirement Fund’s investment strategy and any restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of each Retirement Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Funds’ portfolios, as well as the qualifications and experience of the other individuals at Fisher who provide services to each of the Retirement Funds. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the Retirement Funds. They discussed certain elements of the compliance program in detail with Fisher’s representatives, noting that Fisher’s procedures are robust and its ESG procedures are particularly robust in comparison to others in the space. The Trustees also took note of the fact that Fisher successfully implemented an operational upgrade during the period since the last renewal. The Trustees concluded that they were impressed with the consistency of the nature, extent, and quality of investment management services provided by Fisher to each of the Retirement Funds.

(ii) Fund Performance. The Trustees next reviewed and discussed in detail the performance of each Retirement Fund for various periods ended December 31, 2023. The Trustees noted that the

Investment Management Agreement Renewal (Unaudited) (continued)

Stock Fund and ESG Stock Fund had outperformed the medians of their Morningstar Global Large Stock Growth category and peer group, as well as its benchmark, the MSCI ACWI IMI Index, for the one-year, three-year and since-inception periods. They further reflected upon Fisher representations regarding its stock selections and that they expect to be rewarded for conviction in the long term. The Trustees also noted that for the one-year and three-year periods the Stock Fund and ESG Stock Fund performed comparably to a composite of accounts managed by Fisher with similar investment strategies to the Stock Fund and ESG Stock Fund. The Trustees considered Fisher’s explanation that underperformance relative to the composite accounts was attributable to country allocation and the fact that the composite accounts include holdings acquired prior to the inception date of the Stock Fund and ESG Stock Fund.

The Trustees noted that the Fixed Income Fund and ESG Fixed Income Fund outperformed the medians of their Morningstar Intermediate Core Bond category and peer group for the one- and three-year periods. The Trustees observed that the Fixed Income Fund and ESG Fixed Income Fund each underperformed their respective Morningstar category and peer group over the since-inception period and acknowledged that Fisher attributed the underperformance to relatively lower duration in early 2020 and relatively higher duration in 2022. The Trustees noted that the Fixed Income Fund and the ESG Fixed Income Fund had outperformed their benchmark, the ICE BofA U.S. Broad Market Index, across all periods. The Trustees noted that Fisher does not manage any other pooled investment vehicle or private account comparable to the Fixed Income Fund or ESG Fixed Income Fund.

Based upon the foregoing, the Trustees concluded that each Retirement Fund has had strong performance over various periods and the performance of each Retirement Fund is acceptable.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for each Retirement Fund. The Trustees noted that, with respect to the Stock Fund, Fixed Income Fund, ESG Stock Fund and ESG Fixed Income Fund, Fisher does not charge a management fee at the fund level, but that shareholders (retirement plans, plan sponsors, and/or plan participants) would pay a program fee, which fee would be for both investment management services and the retirement plan platform, including ERISA fiduciary services.

The Trustees also considered a profitability analysis for each Retirement Fund prepared by Fisher, which showed that Fisher is not earning a profit for managing any of the Retirement Funds. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Retirement Funds. The Trustees concluded that the management fees represent reasonable compensation in light of the nature, extent, and high quality of Fisher’s services to the Retirement Funds.

(iv) Economies of Scale. In determining the reasonableness of the management fees, the Trustees also considered the extent to which Fisher will realize economies of scale as the Retirement Funds grow larger. Because the Stock Fund, Fixed Income Fund, ESG Stock Fund, and ESG Fixed Income Fund are not charged a management fee, the Trustees determined that economies of scale are not a consideration at this time.

PRIVACY NOTICE	Rev: January 2020

FACTS	WHAT DO THE FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 851-8845

Who we are
Who is providing this notice?	Fisher Investments Institutional Group Fund Family Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do the Funds collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes—information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Funds do not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Funds don’t jointly market.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Fisher Asset Management, LLC 6500 International Parkway, Suite 2050 Plano, TX 75093	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Fisher4-SAR-24

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Semi-Annual Report

February 29, 2024

Fisher Investments Institutional Group

U.S. Small Cap Equity Fund

Fund Adviser:

Fisher Asset Management, LLC

6500 International Parkway, Suite 2050

Plano, Texas 75093

(800) 851-8845

Investment Results (Unaudited)

Average Annual Total Returns as of February 29, 2024(a)

				Since
				Inception
Fund/Index	Six Months	One Year	Three Year	(7/17/20)
Fisher Investments Institutional Group U.S. Small Cap Equity Fund	7.65%	12.32%	(0.83)%	9.75%
Russell 2000 Index(b)	8.97%	10.05%	(0.94)%	11.07%

				Expense
				Ratios(c)
Gross				89.41%
With Applicable Fee Waivers and
Expense Reimbursements				0.75%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month-end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The Russell 2000 Index (“Russell Index”) is a small-cap U.S. stock market index that makes up the smallest 2,000 stocks in the Russell 3000® Index. It is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Russell Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2023. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.75% of the Fund’s average daily net assets through December 31, 2028 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense

1

Investment Results (Unaudited) (continued)

cap may not be terminated prior to this date except by the Board of Trustees upon 60 days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 29, 2024 can be found in the financial highlights.

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

2

Fund Holdings (Unaudited)

Fisher Investments Institutional Group U.S. Small Cap Equity Fund Holdings as of February 29, 2024*

*	As a percentage of net assets.

The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the Russell 2000 Index.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www. sec.gov.

3

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments
February 29, 2024 (Unaudited)

COMMON STOCKS — 97.88%	Shares	Fair Value

Consumer Discretionary — 18.69%
Abercrombie & Fitch Co., Class A(a)	56	$7,154
Builders FirstSource, Inc.(a)	44	8,587
Goodyear Tire & Rubber Co. (The)(a)	69	820
KB Home	35	2,325
M/I Homes, Inc.(a)	36	4,572
Papa John’s International, Inc.	30	2,157
Pool Corp.	5	1,991
Shake Shack, Inc., Class A(a)	33	3,508
Six Flags Entertainment Corp.(a)	65	1,647
Taylor Morrison Home Corp.(a)	36	2,038
Thor Industries, Inc.	11	1,410
Upbound Group, Inc.	30	1,013
Urban Outfitters, Inc.(a)	50	2,078
		39,300
Consumer Staples — 2.94%
Boston Beer Co., Inc. (The), Class A(a)	5	1,541
Freshpet, Inc.(a)	41	4,634
		6,175
Energy — 6.16%
ChampionX Corp.	132	4,100
Helmerich & Payne, Inc.	12	461
Matador Resources Co.	31	1,958
Murphy Oil Corp.	40	1,587
Oceaneering International, Inc.(a)	90	1,778
Ovintiv, Inc.	62	3,063
		12,947
Financials — 13.73%
Cadence Bank	117	3,239
Columbia Banking System, Inc.	82	1,484
Evercore Partners, Inc., Class A	18	3,367
First Merchants Corp.	90	2,988
Home BancShares, Inc.	76	1,783
Independent Bank Corp.	41	2,139
Moelis & Co., Class A	40	2,162
Old National Bancorp	110	1,807
Piper Sandler Companies	19	3,577
South State Corp.	23	1,933
Stifel Financial Corp.	25	1,896
Victory Capital Holdings, Inc.	34	1,307
Virtus Investment Partners, Inc.	5	1,162
		28,844
Health Care — 16.94%
Acadia Pharmaceuticals, Inc.(a)	42	976
Agios Pharmaceuticals, Inc.(a)	37	1,196
Align Technology, Inc.(a)	8	2,419
Alkermes PLC(a)	14	416

See accompanying notes which are an integral part of these financial statements.

4

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)

COMMON STOCKS — 97.88% - continued	Shares	Fair Value

Health Care — 16.94% - continued
Avid Bioservices, Inc.(a)	47	$361
Azenta, Inc.(a)	26	1,694
BioCryst Pharmaceuticals, Inc.(a)	74	417
Blueprint Medicines Corp.(a)	12	1,122
Charles River Laboratories International, Inc.(a)	5	1,271
CONMED Corp.	54	4,337
Cytokinetics, Inc.(a)	27	1,949
Exact Sciences Corp.(a)	13	748
Haemonetics Corp.(a)	24	1,752
Halozyme Therapeutics, Inc.(a)	17	677
Ironwood Pharmaceuticals, Inc.(a)	85	802
Ligand Pharmaceuticals, Inc., Class B(a)	13	1,032
Medpace Holdings, Inc.(a)	11	4,373
Myriad Genetics, Inc.(a)	40	837
Neurocrine Biosciences Inc.(a)	6	782
OmniAb, Inc. - Earnout Shares(a)(b)	4	—
OmniAb, Inc. - Earnout Shares(a)(b)	4	—
SAGE Therapeutics, Inc.(a)	35	752
Shockwave Medical, Inc.(a)	4	1,043
Vericel Corp.(a)	26	1,188
WillScot Mobile Mini Holdings Corp.(a)	114	5,443
		35,587
Industrials — 15.30%
Cactus, Inc., Class A	84	3,857
Casella Waste Systems, Inc., Class A(a)	33	2,973
Ceridian HCM Holding, Inc.(a)	24	1,674
Chart Industries, Inc.(a)	18	2,571
Columbus McKinnon Corp.	69	2,882
H&E Equipment Services, Inc.	58	3,276
HEICO Corp.	6	1,160
Lincoln Electric Holdings, Inc.	13	3,336
Mercury Systems, Inc.(a)	32	956
Montrose Environmental Group Inc.(a)	51	2,110
Paycom Software, Inc.	8	1,459
Paylocity Holdings Corp.(a)	27	4,553
Vicor Corp.(a)	36	1,341
		32,148
Materials — 4.98%
Alcoa Corp.	56	1,524
Cleveland-Cliffs, Inc.(a)	87	1,809
Steel Dynamics, Inc.	15	2,007
UFP Industries, Inc.	25	2,866
Worthington Industries, Inc.	24	1,491
Worthington Steel, Inc.(a)	24	760
		10,457

See accompanying notes which are an integral part of these financial statements.

5

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)

COMMON STOCKS — 97.88% - continued	Shares	Fair Value

Real Estate — 1.20%
Macerich Co. (The)	153	$2,511

Technology — 17.94%
Advanced Energy Industries, Inc.	47	4,757
Alarm.com Holdings, Inc.(a)	34	2,573
Amkor Technology, Inc.	59	1,830
Box, Inc., Class A(a)	75	1,934
Diodes, Inc.(a)	59	4,011
Donnelley Financial Solutions, Inc.(a)	38	2,454
Dropbox, Inc., Class A(a)	63	1,509
Five9, Inc.(a)	23	1,403
Manhattan Associates, Inc.(a)	9	2,280
Omnicell, Inc.(a)	21	551
Power Integrations, Inc.	20	1,429
Qualys, Inc.(a)	11	1,890
Silicon Laboratories, Inc.(a)	13	1,788
SPS Commerce, Inc.(a)	10	1,852
Synaptics, Inc.(a)	16	1,602
Tenable Holdings, Inc.(a)	40	1,926
Ultra Clean Holdings, Inc.(a)	54	2,333
Veradigm, Inc.(a)	263	1,575
		37,697
Total Common Stocks (Cost $148,360)		205,666

MONEY MARKET FUNDS - 0.51%
First American Government Obligations Fund, Class X, 5.23%(c)	1,070	1,070
Total Money Market Funds (Cost $1,070)		1,070

Total Investments — 98.39% (Cost $149,430)		206,736
Other Assets in Excess of Liabilities — 1.61%		3,389
NET ASSETS — 100.00%		$210,125

(a)	Non-income producing security.

(b)	Security is currently being valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

(c)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes which are an integral part of these financial statements.

6

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities at fair value (cost $149,430)	$206,736
Dividends receivable	221
Receivable from Adviser	27,884
Prepaid expenses	2,151
Total Assets	236,992

Liabilities
Payable to affiliates	11,958
Accrued audit and tax fees	9,149
Payable to trustees	55
Other accrued expenses	5,705
Total Liabilities	26,867
Net Assets	$210,125

Net Assets consist of:
Paid-in capital	$176,959
Accumulated earnings	33,166
Net Assets	$210,125
Shares outstanding (unlimited number of shares authorized, no par value)	17,301
Net asset value, offering and redemption price per share	$12.15

See accompanying notes which are an integral part of these financial statements.

7

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Statement of Operations
For the six months ended February 29, 2024 - (Unaudited)

Investment Income
Dividend income	$990
Total investment income	990

Expenses
Administration	27,710
Legal	9,804
Audit and tax	9,149
Trustee	7,963
Transfer agent	6,263
Compliance services	5,968
Report printing	1,887
Custodian	1,139
Registration	846
Pricing	771
Adviser	646
Miscellaneous	11,239
Total expenses	83,385
Fees waived and expenses reimbursed by Adviser	(82,673)
Net operating expenses	712
Net investment income	278

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(13,386)
Net change in unrealized appreciation of investment securities	28,114
Net realized and change in unrealized gain on investments	14,728
Net increase in net assets resulting from operations	$15,006

See accompanying notes which are an integral part of these financial statements.

8

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Statements of Changes in Net Assets
	For the Six
	Months Ended	For the Year
	February 29,	Ended August
	2024	31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$278	$344
Net realized loss on investment securities transactions	(13,386)	(9,693)
Net change in unrealized appreciation of investment securities	28,114	31,301
Net increase in net assets resulting from operations	15,006	21,952

Distributions From:
Earnings	(228)	—
Net realized gains	—	(13,142)
Total distributions	(228)	(13,142)

Capital Transactions
Reinvestment of distributions	228	13,143
Net increase in net assets resulting from capital transactions	228	13,143
Total Increase in Net Assets	15,006	21,953

Net Assets
Beginning of period	195,119	173,166
End of period	$210,125	$195,119

Share Transactions
Shares issued in reinvestment of distributions	19	1,337
Net increase in shares	19	1,337

See accompanying notes which are an integral part of these financial statements.

9

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Financial Highlights
(For a share outstanding during each period)

	For the Six					For the
	Months		For the	For the	For the	Period
	Ended		Year Ended	Year Ended	Year Ended	Ended
	February		August 31,	August 31,	August 31,	August 31,
	29, 2024		2023	2022	2021	2020(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$11.29		$10.86	$15.63	$10.47	$10.00

Investment operations:
Net investment income (loss)	0.01		0.02	(0.03)	(0.03)	—	(b)
Net realized and unrealized gain (loss)	0.86		1.23	(3.85)	5.21	0.47
Total from investment operations	0.87		1.25	(3.88)	5.18	0.47

Less distributions to shareholders from:
Net investment income	(0.01)		—	—	—	—
Net realized gains	—		(0.82)	(0.89)	(0.02)	—
Total distributions	(0.01)		(0.82)	(0.89)	(0.02)	—

Net asset value, end of period	$12.15		$11.29	$10.86	$15.63	$10.47

Total Return(c)	7.65	% (d)	12.68%	(26.23)%	49.47%	4.70	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$210		$195	$173	$235	$157
Ratio of net expenses to average net assets	0.75	% (e)	0.75%	0.75%	0.75%	0.75	% (e)
Ratio of gross expenses to average net assets before waiver and reimbursement	87.80	% (e)	89.41%	72.50%	68.54%	188.33	% (e)
Ratio of net investment income (loss) to average net assets	0.29	% (e)	0.19%	(0.20)%	(0.23)%	0.30	% (e)
Portfolio turnover rate	16	% (d)	26%	30%	24%	2	% (d)

(a)	For the period July 17, 2020 (commencement of operations) to August 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

10

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Notes to the Financial Statements
February 29, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 17, 2020. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek to outperform, net of fees and expenses, the return of the Russell 2000 Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

11

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 29, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended February 29, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method.

12

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or Net Asset Value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

13

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources

14

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2024:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3		Total
Common Stocks(a)	$205,666	$—	$—	(b)	$205,666
Money Market Funds	1,070	—	—		1,070
Total	$206,736	$—	$—		$206,736

(a)	Refer to Schedule of Investments for sector classifications.

(b)	OmniAb, Inc. is currently being fair valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.68% of the Fund’s average daily net assets. For the six months ended February 29, 2024, the Adviser earned management fees of $646 from the Fund before the waiver and reimbursement described below.

15

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

The Adviser has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 0.75% of the Fund’s average daily net assets through December 31, 2028 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon 60 days’ written notice to the Adviser. For the six months ended February 29, 2024, the Adviser waived fees and reimbursed expenses in the amount of $82,673 for the Fund. At February 29, 2024, the Adviser owed the Fund $27,884.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of February 29, 2024, the Adviser may seek repayment of fee waivers and expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2024	$139,672
August 31, 2025	148,379
August 31, 2026	159,670
February 28, 2027	82,673

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a

16

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who is not currently paid by the Fund for serving in such capacity.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2024, purchases and sales of investment securities, other than short-term investments, were $29,666 and $38,408, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 29, 2024.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 29, 2024, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

17

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At February 29, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$68,605
Gross unrealized depreciation	(11,871)
Net unrealized appreciation on investments	$56,734
Tax cost of investments	$150,002

The tax character of distributions paid for the fiscal year ended August 31, 2023, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$1
Long-term capital gains	13,141
Total distributions paid	$13,142

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$42
Accumulated capital and other losses	(10,274)
Unrealized appreciation on investments	28,620
Total accumulated earnings	$18,388

As of August 31, 2023, the Fund had accumulated short-term capital loss carryforwards of $1,994 and long-term capital loss carryforwards of $8,280, not subject to expiration.

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to tax deferral of losses on wash sales.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory

18

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

19

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 through February 29, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	September	February	During	Expense
	1, 2023	29, 2024	Period(a)	Ratio
Actual	$1,000.00	$1,076.50	$3.87	0.75%
Hypothetical(b)	$1,000.00	$1,021.13	$3.77	0.75%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

20

Investment Management Agreement Renewal (Unaudited)

The Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Small Cap Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Small Cap Fund and, as required by law, considered the renewal of the Small Cap Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”). In connection with such renewal, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on February 21, 2024 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to renewal of the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2024, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager, Institutional Funds Team Lead, Vice President Institutional Operations, Client Service Manager, Legal Counsel, and Vice President of Portfolio Engineering. They also received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Fisher (the “Independent Trustees”), approved the renewal of the management agreement between the Trust and Fisher for an additional year. The Trustees’ renewal of the Small Cap Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the Small Cap Fund, which include, but are not limited to, providing a continuous investment program for the Small Cap Fund, adhering to the Small Cap Fund’s investment strategy and any restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Small Cap Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Small Cap Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who provide services to the Small Cap Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review with respect to Fisher and the Small Cap Fund. They discussed certain elements of the compliance program in detail with Fisher’s representatives, noting that Fisher’s procedures are robust. The Trustees also took note of the fact that Fisher successfully implemented an operational upgrade during the period since the last renewal. The Trustees concluded that they were impressed with the nature, extent, and quality of investment management services provided by Fisher to the Small Cap Fund.

(ii) Fund Performance. The Trustees next reviewed and discussed in detail the performance of the Small Cap Fund for various periods ended December 31, 2023. The Trustees noted that the Small Cap Fund had outperformed the median of its Morningstar Small Growth category and peer group over the one-year, three-year, and since-inception periods. The Trustees noted that the Small Cap Fund had outperformed its benchmark, the Russell 2000 Index, for the one year and three year periods, but underperformed its benchmark over the since-inception period. The Trustees acknowledged that Fisher attributed such relative underperformance to the Small Cap Fund’s overweighting in the energy sector, as well as stock selection within the energy and information

21

Investment Management Agreement Renewal (Unaudited) (continued)

technology sectors. The Trustees noted that the Small Cap Fund’s performance was comparable to a UCITS fund managed by Fisher with a similar investment strategy, noting that the other fund’s strategy contained an ESG component and in connection therewith, equity selection for the other fund explained the Small Cap Fund’s slight relative underperformance. Based upon the foregoing, the Trustees concluded the performance of the Small Cap Fund is acceptable.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for the Small Cap Fund. The Trustees noted that the management fee of the Small Cap Fund is below the average and median of the Small Cap Fund’s peer group, below the average of its Morningstar Category, and equal to the median of its Morningstar category. The Trustees discussed that the Small Cap Fund’s net expense ratio was below the medians and averages of its Morningstar category and peer group. The Trustees also considered that Fisher has committed to waive its management fee and/or reimburse expenses of the Small Cap Fund through at least December 31, 2028. The Trustees also considered that the management fee of the Small Cap Fund is lower than the fee that Fisher charges to its comparable UCITS fund.

The Trustees also considered a profitability analysis for the Small Cap Fund prepared by Fisher, which showed that Fisher is not earning a profit from managing the Small Cap Fund. The Trustees noted Fisher’s representation that it does not enter into soft-dollar transactions on behalf of the Small Cap Fund. The Trustees concluded that the management fee represents reasonable compensation in light of the nature, extent, and high quality of Fisher’s services to the Small Cap Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the Small Cap Fund grows larger. The Trustees determined that, in light of the current size of the Small Cap Fund and Fisher’s lack of profitability in managing the Small Cap Fund, it does not appear that Fisher is realizing benefits from economies of scale in managing the Small Cap Fund. Therefore, consideration of breakpoints is premature.

22

PRIVACY NOTICE

Rev: January 2020

FACTS	WHAT DOES FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. SMALL CAP EQUITY FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	Yes
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 851-8845

23

Who we are
Who is providing this notice?	Fisher Investments Institutional Group U.S. Small Cap Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■    The Fund does not share your personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

24

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 851-8845 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Fisher Asset Management, LLC 6500 International Parkway, Suite 2050 Plano, TX 75093	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Fisher3-SAR-24

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NYSE Arca, Inc.

Semi-Annual Report

February 29, 2024

OneAscent Investment Solutions, LLC 23 Inverness Center Parkway Birmingham, Alabama 35242 Telephone: 1-800-222-8274

Investment Results (Unaudited)

Total Returns* as of February 29, 2024

			Since
			Inception
	Six Months	One Year	(11/15/2021)
OneAscent Large Cap Core ETF - NAV	13.64%	22.67%	2.86%
OneAscent Large Cap Core ETF - Market Price	13.54%	22.56%	2.86%
S&P 500® Index(a)	13.93%	30.45%	5.47%

Total annual operating expenses, as disclosed in the OneAscent Large Cap Core ETF’s (the “Fund”) prospectus dated December 29, 2023 was 0.86% of average daily net assets. Additional information pertaining to the Fund’s expense ratio as of February 29, 2024 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 222-8274. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at http://investments.oneascent.com.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(a)	The S&P 500® Index is a widely recognized unmanaged index of 500 large capitalization companies and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 222-8274. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

1

Investment Results (Unaudited) (continued)

Total Returns* as of February 29, 2024

			Since
			Inception
	Six Months	One Year	(3/30/2022)
OneAscent Core Plus Bond ETF - NAV	2.91%	3.81%	(1.84)%
OneAscent Core Plus Bond ETF - Market Price	3.05%	3.77%	(1.80)%
Bloomberg U.S. Aggregate Bond Index(a)	2.35%	3.33%	(2.10)%

Total annual operating expenses, as disclosed in the OneAscent Core Plus Bond ETF’s (the “Fund”) prospectus dated December 29, 2023 was 0.77% of average daily net assets. OneAscent Investment Solutions, LLC (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.00% through December 31, 2024. This expense cap may not be terminated prior to this date except by the Board of Trustees upon sixty days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratio as of February 29, 2024 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 222-8274. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at http://investments.oneascent.com.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(a)	The Bloomberg U.S. Aggregate Bond Index is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United

2

Investment Results (Unaudited) (continued)

States and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 222-8274. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

3

Investment Results (Unaudited) (continued)

Total Returns* as of February 29, 2024

			Since
			Inception
	Six Months	One Year	(9/14/2022)
OneAscent International Equity ETF - NAV	4.94%	11.57%	18.40%
OneAscent International Equity ETF - Market Price	4.92%	12.34%	18.78%
MSCI ACWI ex USA Index(a)	7.90%	12.51%	14.96%

Total annual operating expenses, as disclosed in the OneAscent International Equity ETF’s (the “Fund”) prospectus dated December 29, 2023 were 1.11% of average daily net assets (0.95% after fee waivers/expense reimbursements by the Adviser). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.95% through December 31, 2024. This expense cap may not be terminated prior to this date except by the Board of Trustees upon sixty days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratio as of February 29, 2024 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 222-8274. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at http://investments.oneascent.com.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

4

Investment Results (Unaudited) (continued)

(a)	The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 222-8274. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

5

Investment Results (Unaudited) (continued)

Total Returns* as of February 29, 2024

			Since
			Inception
	Six Months	One Year	(9/14/2022)
OneAscent Emerging Markets ETF - NAV	5.24%	8.62%	11.78%
OneAscent Emerging Markets ETF - Market Price	5.14%	8.69%	11.51%
MSCI Emerging Markets Index(a)	4.93%	8.73%	6.52%

Total annual operating expenses, as disclosed in the OneAscent Emerging Markets ETF’s (the “Fund”) prospectus dated December 29, 2023, were 1.73% of average daily net assets (1.25% after fee waivers/expense reimbursements by the Adviser). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.25% through December 31, 2024. This expense cap may not be terminated prior to this date except by the Board of Trustees upon sixty days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratio as of February 29, 2024 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 222-8274. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at http://investments.oneascent.com.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

6

Investment Results (Unaudited) (continued)

(a)	The MSCI Emerging Markets Index captures large and mid-cap representation across 24 Emerging Markets countries. The Index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 222-8274. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

7

Fund Holdings (Unaudited)

OneAscent Large Cap Core ETF Holdings as of February 29, 2024.*

*	As a percentage of net assets.

The investment objective of the OneAscent Large Cap Core ETF is to seek capital appreciation.

Portfolio holdings are subject to change.

OneAscent Core Plus Bond ETF Holdings as of February 29, 2024.*

*	As a percentage of net assets.

8

Fund Holdings (Unaudited)

The investment objective of the OneAscent Core Plus Bond ETF is to seek total return, with an emphasis on income as the source of that total return, while giving special consideration to certain values-based and impact criteria.

Portfolio holdings are subject to change.

OneAscent International Equity ETF Holdings as of February 29, 2024.*

*	As a percentage of net assets.

The investment objective of the OneAscent International Equity ETF is to seek long-term capital appreciation.

Portfolio holdings are subject to change.

9

Fund Holdings (Unaudited)

OneAscent Emerging Markets ETF Holdings as of February 29, 2024.*

*	As a percentage of net assets.

The investment objective of the OneAscent Emerging Markets ETF is to seek long-term capital appreciation.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov or on the Funds’ website at http://investments.oneascent.com.

10

OneAscent Large Cap Core ETF
Schedule of Investments
February 29, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 91.66%
Consumer Discretionary — 7.97%
Booking Holdings, Inc.(a)	554	$1,921,732
Lennar Corp., Class B	12,110	1,784,651
NVR, Inc.(a)	267	2,036,027
Ralph Lauren Corp.	9,914	1,843,211
		7,585,621
Consumer Staples — 4.23%
Bunge Global S.A.	26,598	2,510,054
Seaboard Corp.	460	1,512,291
		4,022,345
Energy — 3.44%
Chevron Corp.	10,093	1,534,237
Phillips 66	8,908	1,269,479
Valero Energy Corp.	3,295	466,111
		3,269,827
Financials — 11.89%
Ameriprise Financial, Inc.	5,303	2,160,230
Arch Capital Group Ltd.(a)	6,791	594,824
Chubb Ltd.	14,150	3,561,131
Interactive Brokers Group, Inc., Class A	10,237	1,112,967
W.R. Berkley Corp.	46,481	3,885,811
		11,314,963
Health Care — 13.60%
Abbott Laboratories	29,503	3,500,236
Hologic, Inc.(a)	39,130	2,887,794
Incyte Corp.(a)	20,175	1,177,413
Molina Healthcare, Inc.(a)	10,659	4,198,687
Royalty Pharma PLC, Class A	21,036	638,232
Vertex Pharmaceuticals, Inc.(a)	1,280	538,547
		12,940,909
Industrials — 3.78%
AGCO Corp.	4,455	488,714
Keysight Technologies, Inc.(a)	9,917	1,530,193
PACCAR, Inc.	14,268	1,582,178
		3,601,085
Materials — 1.35%
Albemarle Corp.	3,580	493,503
Mosaic Co. (The)	8,512	265,234
Nucor Corp.	2,753	529,402
		1,288,139
Real Estate — 0.99%
Crown Castle International Corp.	8,548	939,767

Technology — 41.02%
Adobe, Inc.(a)	5,889	3,299,489
Akamai Technologies, Inc.(a)	6,186	686,151
Applied Materials, Inc.	11,636	2,346,050
Avnet, Inc.	31,394	1,462,646

See accompanying notes which are an integral part of these financial statements.

11

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 91.66% - continued
Technology — 41.02% - continued
Broadcom, Inc.	1,734	$2,255,050
Cisco Systems, Inc.	57,995	2,805,219
Gartner, Inc.(a)	8,074	3,758,931
Jabil, Inc.	4,580	659,932
Lam Research Corp.	1,577	1,479,620
Microchip Technology, Inc.	13,130	1,104,758
Microsoft Corp.	11,681	4,831,727
NVIDIA Corp.	5,419	4,287,080
Oracle Corp.	21,855	2,440,766
PTC, Inc.(a)	3,751	686,471
Pure Storage, Inc., Class A(a)	21,763	1,145,822
Qorvo, Inc.(a)	15,524	1,778,274
Qualys, Inc.(a)	11,501	1,976,562
Salesforce, Inc.(a)	5,196	1,604,629
SPS Commerce, Inc.(a)	2,365	437,903
		39,047,080
Utilities — 3.39%
Clearway Energy, Inc., Class C	39,271	856,108
FirstEnergy Corp.	15,819	579,134
Sempra	25,315	1,787,238
		3,222,480

Total Common Stocks/Investments — 91.66% (Cost $76,190,260)		87,232,216
Other Assets in Excess of Liabilities — 8.34%		7,942,287
NET ASSETS — 100.00%		$95,174,503

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

12

OneAscent Core Plus Bond ETF
Schedule of Investments
February 29, 2024 - (Unaudited)

	Principal
	Amount	Fair Value
ASSET BACKED SECURITIES — 10.79%
Century Plaza Towers, Series 2019-CPT, Class B, 3.00%, 11/13/2039(a)(b)	$740,000	$609,552
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/2039(a)	1,000,000	870,834
Frontier Issuer, LLC, Series 1, Class C, 11.50%, 8/20/2053(a)	1,000,000	1,009,158
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B, 5.50%, 7/20/2049(a)	1,250,000	1,039,375
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B, 5.52%, 2/22/2055(a)	1,018,312	988,229
Helios Issuer, LLC, Series 2023-B, Class C, 6.00%, 8/22/2050(a)	874,378	823,949
Hertz Vehicle Financing, LLC, Series 2023-2A, Class C, 7.13%, 9/25/2029(a)	900,000	882,517
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2020- 609M, Class A, 7.05%, 10/15/2033 (US0001M + 1.370bps)(a)(b)	1,000,000	976,201
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.16%, 6/20/2053(a)	824,862	834,505
Mosaic Solar Loan Trust, Series 2023-2A, Class C, 8.18%, 9/22/2053(a)	500,000	471,221
Mosaic Solar Loan Trust 2024-1, Series 1, Class D, 10.00%, 9/20/2049(a)	500,000	416,020
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 6.90%, 7/15/2036 (US0001M + 1.500bps)(a)(b)	848,857	784,154
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/2054(a)	500,000	427,064
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/2032(a)	365,224	337,874
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.02%, 2/10/2032(a)	500,000	436,540
STWD Mortgage Trust, Series 2021-LIH, Class B, 7.09%, 11/15/2036 (US0001M + 1.656bps)(a)(b)	1,000,000	987,333
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/2057(a)	924,640	864,077
Tesla Auto Lease Trust, Series 2023-A, Class A2, 5.86%, 8/20/2025(a)	444,644	445,487
Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 6/22/2026(a)	500,000	503,026
Tesla Electric Vehicle Trust 2023-1, Series 1, Class A3, 5.38%, 6/20/2028(a)	750,000	754,084
Vivint Solar Financing V, LLC, Series 2018-1A, Class B, 7.37%, 4/30/2048(a)	506,492	472,216
Total Asset Backed Securities (Cost $15,377,191)		14,933,416

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.66%
Freddie Mac Multiclass Certificates, Series 2022-P013, Class A2, 2.76%, 2/25/2032(b)	1,000,000	846,453
Government National Mortgage Association, Series 111, Class ZA, 3.00%, 2/20/2052	101,509	68,750
Total Collateralized Mortgage Obligations (Cost $1,016,322)		915,203

CORPORATE BONDS — 46.01%
Consumer Discretionary — 2.25%
Conservation Fund, Series 2019, 3.47%, 12/15/2029	1,000,000	904,925
Magna International, Inc., 2.45%, 6/15/2030	1,000,000	860,153
NHP Foundation (The), 6.00%, 12/1/2033	500,000	534,632
Walmart, Inc., 1.80%, 9/22/2031	1,000,000	820,001
		3,119,711
Consumer Staples — 1.21%
PepsiCo, Inc., 3.90%, 7/18/2032	1,100,000	1,032,114

See accompanying notes which are an integral part of these financial statements.

13

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

	Principal
	Amount	Fair Value
CORPORATE BONDS — 46.01% - continued
Unilever Capital Corp., 2.63%, 8/12/2051	$1,000,000	$644,923
		1,677,037
Energy — 3.68%
BP Capital Markets America, Inc., 4.81%, 2/13/2033	500,000	488,339
BP Capital Markets America, Inc., 2.77%, 11/10/2050	1,000,000	635,933
BP Capital Markets PLC, 6.45%, Perpetual (H15T5Y + 2.403bps)(b)	1,000,000	1,004,743
ConocoPhillips Co., 5.05%, 9/15/2033	500,000	499,020
Continental Wind, LLC, 6.00%, 2/28/2033(a)	1,035,111	1,041,533
Equinor ASA, 3.95%, 5/15/2043	1,000,000	835,399
Raizen Fuels Finance S.A., 6.45%, 3/5/2034(a)	575,000	583,320
		5,088,287
Financials — 14.74%
BB Blue Financing DAC, Series A2, 4.40%, 9/20/2029	1,000,000	980,382
BB Blue Financing DAC, Series A1, 4.40%, 9/20/2037	1,000,000	968,016
BNP Paribas S.A., 5.89%, 12/5/2034 (SOFR + 1.866bps)(a)(b)	1,175,000	1,204,365
BPCE S.A., 5.72%, 1/18/2030 (H15T1Y + 1.959bps)(a)(b)	1,000,000	996,387
Consumers 2023 Securitization Funding, LLC, 5.55%, 3/1/2028	1,000,000	997,896
Credit Agricole S.A., 5.34%, 1/10/2030 (SOFR + 1.690bps)(a)(b)	1,000,000	992,112
Credit Agricole S.A., 6.25%, 1/10/2035 (SOFR + 2.670bps)(a)(b)	1,000,000	999,819
Export Development Canada, 4.13%, 2/13/2029	1,000,000	987,416
Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/2029(a)	1,000,000	990,913
GPS Blue Financing DAC, 5.65%, 11/9/2041(a)	1,000,000	972,790
Intesa Sanpaolo SpA, 7.20%, 11/28/2033(a)	1,000,000	1,050,082
Muenchener Rueckversicherungs-Gesellschaft A.G., 5.88%, 5/23/2042 (H15T5Y + 3.982bps)(a)(b)	1,000,000	1,011,538
Private Export Funding Corp., 4.60%, 2/15/2034	1,000,000	1,000,210
Province of British Columbia Canada, 4.20%, 7/6/2033	850,000	820,130
Province of Quebec Canada, 1.90%, 4/21/2031	1,000,000	837,838
Societe Generale S.A., 7.13%, 1/19/2055 (H15T1Y + 2.950bps)(a)(b)	1,200,000	1,165,137
UBS Group A.G., 6.30%, 9/22/2034 (H15T1Y + 2.000bps)(a)(b)	1,000,000	1,033,226
UBS Group A.G., 9.25%, Perpetual (H15T5Y + 4.758bps)(a)(b)	525,000	581,405
UBS Group A.G., 9.25%, Perpetual (H15T5Y + 4.745bps)(a)(b)	625,000	668,796
UBS Group AG, 5.70%, 2/8/2035 (H15T1Y + 1.770bps)(a)(b)	1,150,000	1,136,920
WLB Asset VI Pte Ltd., 7.25%, 12/21/2027(a)	1,000,000	1,009,201
		20,404,579
Industrials — 3.64%
Ambipar Lux Sarl, 9.88%, 2/6/2031(a)	400,000	398,308
Cummins, Inc., 5.45%, 2/20/2054	1,000,000	1,004,792
Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%, 6/10/2028	1,346,975	1,202,110
Nextera Energy Capital Holdings, Inc., 5.25%, 3/15/2034	800,000	784,871
Tote Shipholdings, LLC, 3.40%, 10/16/2040	965,000	876,193
Vessel Management Services, Inc., 3.48%, 1/16/2037	864,000	771,788
		5,038,062
Materials — 2.16%
Cemex S.A.B. de C.V., 9.13%, Perpetual (H15T5Y + 490.700bps)(a)(b)	625,000	666,800
Dow Chemical Co. (The), 5.15%, 2/15/2034	1,000,000	984,789

See accompanying notes which are an integral part of these financial statements.

14

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

	Principal
	Amount	Fair Value
CORPORATE BONDS — 46.01% - continued
FMG Resources (August 2006) Pty Ltd., 6.13%, 4/15/2032(a)	$500,000	$494,421
Newmont Corp., 2.25%, 10/1/2030	1,000,000	837,635
		2,983,645
Multi-Nationals — 5.19%
African Development Bank, 4.13%, 2/25/2027	1,000,000	988,361
Central American Bank for Economic Integration, 5.00%, 2/9/2026(a)	250,000	248,621
European Investment Bank, 0.75%, 9/23/2030	1,000,000	797,361
Inter-American Development Bank, GMTN, 3.50%, 4/12/2033	1,000,000	931,099
Inter-American Investment Corp., 2.63%, 4/22/2025	1,000,000	971,598
International Bank for Reconstruction & Development, EMTN, 0%, 3/31/2028	500,000	486,477
International Finance Facility for Immunisation Co., MTN, 1.00%, 4/21/2026	1,000,000	923,101
OPEC Fund for International Development (The), 4.50%, 1/26/2026(a)	1,000,000	988,517
United States International Development Finance, 3.43%, 6/1/2033	917,270	854,723
		7,189,858
Real Estate — 2.05%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.38%, 6/15/2026(a)	1,000,000	936,510
Preservation of Affordable Housing, Inc., 4.48%, 12/1/2032	1,000,000	927,516
Regency Centers Corp., 5.25%, 1/15/2034	1,000,000	977,321
		2,841,347
Technology — 1.02%
Apple, Inc., 3.00%, 6/20/2027	1,000,000	948,710
Intel Corp., 4.15%, 8/5/2032	500,000	469,436
		1,418,146
Utilities — 10.07%
AES Corp. (The), 5.45%, 6/1/2028	1,000,000	997,033
Consumers Energy Co., 4.60%, 5/30/2029	1,000,000	982,972
Duke Energy Carolinas, LLC, 3.55%, 3/15/2052	1,000,000	719,661
Hydro-Quebec, 8.05%, 7/7/2024	1,000,000	1,007,882
MidAmerican Energy Co., 5.30%, 2/1/2055	1,050,000	1,020,408
National Rural Utilities Cooperative Finance Corp., 5.25%, 4/20/2046 (US0003M + 3.630bps)(b)	1,000,000	973,467
New York State Electric & Gas Corp., 2.15%, 10/1/2031(a)	1,000,000	793,179
NextEra Energy Operating Partners, L.P., 7.25%, 1/15/2029(a)	1,016,000	1,033,642
Pacific Gas and Electric Co., 6.70%, 4/1/2053	1,000,000	1,075,545
PPL Electric Utilities Corp., 4.85%, 2/15/2034	950,000	924,966
San Diego Gas & Electric Co., 2.95%, 8/15/2051	1,000,000	665,547
Southern California Edison Co., 4.88%, 2/1/2027	550,000	546,968
Southern California Edison Co., 5.20%, 6/1/2034	575,000	563,205
Southern California Edison Co., 3.65%, 6/1/2051	1,000,000	734,645
Topaz Solar Farms, LLC, 5.75%, 9/30/2039(a)	943,177	940,178
Vistra Corp., 7.00%, Perpetual (H15T5Y + 5.740bps)(a)(b)	1,000,000	967,440
		13,946,738
Total Corporate Bonds (Cost $65,807,863)		63,707,410

See accompanying notes which are an integral part of these financial statements.

15

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

	Principal
	Amount	Fair Value
FOREIGN GOVERNMENT BONDS — 1.55%
Canada Government International Bond, 2.88%, 4/28/2025	$1,100,000	$1,073,531
Colombia Government International Bond, 8.75%, 11/14/2053	1,000,000	1,072,314
Total Foreign Government Bonds (Cost $2,079,286)		2,145,845

INTERNATIONAL BONDS — 0.70%
Hashemite Kingdom Of Jordan, 3.00%, 6/30/2025	1,000,000	965,609
Total International Bonds (Cost $980,529)		965,609

MUNICIPAL BONDS — 4.45%
California — 0.37%
Freddie Mac Multifamily ML Certificates, Revenue, 1.51%, 9/25/2037	4,914,795	512,859

District of Columbia — 0.53%
District of Columbia, Revenue, 3.85%, 2/28/2025	750,000	736,591

Florida — 0.76%
Florida Development Finance Corp., Revenue, 8.00%, 7/1/2057(a)	1,000,000	1,050,214

Indiana — 0.00%
Fort Wayne, Solid Waste Facility, Revenue, Series 2022A-2, 10.75%, 12/1/2029(c)	234,358	23

Montana — 0.77%
Gallatin County Industrial Development, Revenue, Series B, 11.50%, 9/1/2027	1,000,000	1,051,721

New Hampshire — 0.61%
New Hampshire Business Finance Authority, Revenue, 5.45%, 7/1/2033(a)	850,000	850,000

New York — 1.41%
Metropolitan Transportation Authority, Revenue, 5.18%, 11/15/2049	1,000,000	954,869
New York State Energy Research & Development Authority, Revenue, Series A, 4.87%, 4/1/2037	1,130,000	998,689
		1,953,558
Total Municipal Bonds (Cost $6,495,879)		6,154,966

TERM LOANS — 1.96%
Utilities — 1.29%
ExGen Renewables IV, LLC, 7.24%, 12/15/2027 (US0001M + 250.000bps)(b)	889,974	887,749
TerraForm Power Operating, LLC, 7.99%, 5/30/2029 (TSFR1M + 275.000bps)(b)	905,000	900,335
		1,788,084
Industrials — 0.67%
LTR Intermediate Holdings, Inc., 9.60%, 5/7/2028 (US0001M + 450.000bps)(b)	987,406	925,693
Total Term Loans (Cost $2,755,832)		2,713,777

U.S. GOVERNMENT & AGENCIES — 31.95%
Fannie Mae Pool, 4.00%, 5/1/2044	783,484	737,067
Fannie Mae Pool, 3.50%, 6/1/2047	202,081	179,954
Fannie Mae Pool, 2.50%, 11/1/2051	683,958	563,718

See accompanying notes which are an integral part of these financial statements.

16

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

	Principal
	Amount	Fair Value
U.S. GOVERNMENT & AGENCIES — 31.95% - continued
Fannie Mae Pool, 2.50%, 12/1/2051	$829,677	$687,033
Fannie Mae Pool, 2.50%, 2/1/2052	191,367	158,740
Fannie Mae Pool, 2.50%, 2/1/2052	2,141,846	1,781,255
Fannie Mae Pool, 3.00%, 2/1/2052	230,300	197,390
Fannie Mae Pool, 3.00%, 4/1/2052	277,963	238,299
Fannie Mae Pool, 3.00%, 4/1/2052	2,607,979	2,254,820
Fannie Mae Pool, 3.50%, 4/1/2052	2,536,378	2,258,699
Fannie Mae Pool, 5.00%, 5/1/2052	177,490	172,249
Fannie Mae Pool, 5.00%, 7/1/2052	450,822	437,726
Fannie Mae Pool, 4.00%, 8/1/2052	1,479,434	1,362,355
Fannie Mae Pool, 4.50%, 8/1/2052	1,965,672	1,859,965
Fannie Mae Pool, 4.00%, 9/1/2052	184,813	170,178
Fannie Mae Pool, 4.50%, 9/1/2052	1,142,605	1,081,158
Fannie Mae Pool, 5.00%, 9/1/2052	322,194	312,809
Fannie Mae Pool, 4.00%, 10/1/2052	1,285,671	1,183,800
Fannie Mae Pool, 4.50%, 10/1/2052	183,953	174,061
Fannie Mae Pool, 5.00%, 10/25/2052	674,282	654,590
Fannie Mae Pool, 4.50%, 11/1/2052	130,250	123,246
Fannie Mae Pool, 5.00%, 2/1/2053	126,310	122,588
Fannie Mae Pool, 5.50%, 2/1/2053	457,117	452,470
Fannie Mae Pool, 6.00%, 2/1/2053	406,365	408,684
Fannie Mae Pool, 6.00%, 3/1/2053	322,454	324,102
Fannie Mae Pool, 5.50%, 6/1/2053	244,899	242,367
Fannie Mae Pool, 5.00%, 8/1/2053	483,067	468,585
Fannie Mae Pool, 5.50%, 10/1/2053	1,223,059	1,209,858
Federal National Mortgage Association, 0.88%, 8/5/2030	1,000,000	805,480
Freddie Mac Pool, 3.00%, 2/1/2052	198,488	171,588
Freddie Mac Pool, 4.00%, 4/1/2052	185,461	170,849
Freddie Mac Pool, 3.00%, 6/1/2052	275,945	236,483
Ginnie Mae II Pool, 2.50%, 9/20/2051	794,782	673,880
Ginnie Mae II Pool, 3.00%, 12/20/2051	1,650,251	1,448,593
Ginnie Mae II Pool, 2.50%, 5/20/2052	309,376	262,244
Ginnie Mae II Pool, 3.00%, 5/20/2052	616,446	541,090
Ginnie Mae II Pool, 3.50%, 7/20/2052	1,493,107	1,351,094
Ginnie Mae II Pool, 4.00%, 9/20/2052	1,010,988	942,366
Ginnie Mae II Pool, 4.50%, 12/20/2052	711,642	680,410
Ginnie Mae II Pool, 4.50%, 2/20/2053	153,372	146,620
Ginnie Mae II Pool, 5.00%, 2/20/2053	256,904	251,225
Ginnie Mae II Pool, 5.50%, 2/20/2053	107,872	107,313
Ginnie Mae II Pool, 3.00%, 8/20/2053	29,037	25,488
United States Treasury Bond, 2.38%, 2/15/2042	483,000	354,901
United States Treasury Note, 4.25%, 1/31/2026	1,846,000	1,831,939
United States Treasury Note, 4.13%, 2/15/2027	1,738,000	1,723,132
United States Treasury Note, 4.00%, 1/31/2029	500,000	494,023
United States Treasury Note, 4.00%, 1/31/2031	1,961,000	1,928,521
United States Treasury Note, 4.00%, 2/15/2034	499,000	488,981
United States Treasury Note, 4.50%, 2/15/2044	6,170,000	6,165,662

See accompanying notes which are an integral part of these financial statements.

17

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

	Principal
	Amount	Fair Value
U.S. GOVERNMENT & AGENCIES — 31.95% - continued
United States Treasury Note, 4.75%, 11/15/2053	$3,398,000	$3,610,375

Total U.S. Government & Agencies (Cost $45,623,721)		44,230,023
Total Investments — 98.07% (Cost $140,136,623)		135,766,249
Other Assets in Excess of Liabilities — 1.93%		2,667,615
NET ASSETS — 100.00%		$138,433,864

(a)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	In default.

EMTN	- Euro Medium Term Note

GMTN	- Global Medium Term Note

MTN	- Medium Term Note

See accompanying notes which are an integral part of these financial statements.

18

OneAscent International Equity ETF
Schedule of Investments
February 29, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 90.79%
Communications — 0.99%
Trip.com Group Ltd. (China)(a)	22,974	$1,046,955

Consumer Staples — 11.39%
Carrefour S.A. (France)	100,278	1,683,222
Dollarama, Inc. (Canada)	34,322	2,654,851
Kimberly-Clark de Mexico SAB de CV (Mexico)	1,484,660	3,299,728
L’Oreal S.A. (France)	3,869	1,847,100
Nestle S.A. - ADR (Switzerland)	24,958	2,594,883
		12,079,784
Energy — 3.40%
Aker BP ASA (Norway)	148,728	3,609,305

Financials — 14.65%
AIA Group Ltd. (Hong Kong)	127,411	1,034,977
Bangkok Bank PCL (Thailand)	633,766	2,523,066
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia)	9,325,004	3,634,467
DBS Group Holdings Ltd. (Singapore)	141,592	3,507,284
HDFC Bank Ltd. - ADR (India)	32,322	1,729,227
KBC Group N.V. (Belgium)	44,168	3,098,252
		15,527,273
Health Care — 4.40%
Santen Pharmaceutical Co. Ltd. (Japan)	237,260	2,352,580
Straumann Holding AG (Switzerland)	14,654	2,313,458
		4,666,038
Industrials — 15.77%
Adecco Group AG (Switzerland)	35,252	1,412,456
CAE, Inc. (Canada)(a)	101,396	1,893,165
Element Fleet Management Corp. (Canada)	232,448	3,879,314
Ferguson plc (United Kingdom)	14,615	3,041,371
Intertek Group plc (United Kingdom)	31,350	1,829,149
Mitsubishi Electric Corp. (Japan)	174,866	2,777,863
Safran S.A. (France)	9,002	1,884,661
		16,717,979
Materials — 13.99%
CRH plc (Ireland)	34,752	2,883,973
Givaudan S.A. (Switzerland)	526	2,205,100
Mitsubishi Materials Corp. (Japan)	121,800	2,127,428
Rio Tinto plc (United Kingdom)	49,200	3,154,459
Smurfit Kappa Group plc (Ireland)	67,322	2,869,116
Suzano S.A. - ADR (Brazil)	139,917	1,588,058
		14,828,134
Technology — 26.20%
ASML Holding N.V. - ADR (Netherlands)	4,606	4,383,437
ASMPT Ltd. (Hong Kong)	209,372	2,565,843
Canon, Inc. (Japan)	74,876	2,186,121
Constellation Software, Inc. (Canada)	683	1,901,465
Darktrace plc (United Kingdom)(a)	290,125	1,307,114
Murata Manufacturing Co. Ltd. (Japan)	107,954	2,176,867

See accompanying notes which are an integral part of these financial statements.

19

OneAscent International Equity ETF
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 90.79% - continued
Technology — 26.20% - continued
Nomura Research Institute Ltd. (Japan)	79,990	$2,243,124
Novatek Microelectronics Corp. (Taiwan Province of China)	77,000	1,462,333
NXP Semiconductors NV (Netherlands)	9,985	2,493,554
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Taiwan Province of China)	31,710	4,080,126
Topicus.com, Inc. (Canada)(a)	32,874	2,979,330
		27,779,314
Total Common Stocks (Cost $80,419,097)		96,254,782

WARRANTS - 0.00%(b)
Technology — 0.00%(b)
Constellation Software, Inc., (Canada) Expiration Date 3/31/2040(c)	872	—
Total Warrants (Cost $0)		—
Total Investments — 90.79% (Cost $80,419,097)		96,254,782
Other Assets in Excess of Liabilities — 9.21%		9,769,863
NET ASSETS — 100.00%		$106,024,645

(a)	Non-income producing security.

(b)	Less than 0.005%.

(c)	Security is currently being valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

20

OneAscent Emerging Markets ETF
Schedule of Investments
February 29, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 88.72%
Communications — 4.65%
MakeMyTrip Ltd. (Mauritius)(a)	15,600	$962,364
Trip.com Group Ltd. (China)(a)	26,077	1,188,363
		2,150,727
Consumer Discretionary — 9.90%
Ace Hardware Indonesia Tbk P.T. (Indonesia)	19,087,653	1,014,202
Coway Co. Ltd. (South Korea)	14,802	601,184
Haier Smart Home Co. Ltd., H Shares (China)	512,262	1,563,711
MercadoLibre, Inc. (Argentina)(a)	460	733,838
Sendas Distribuidora S.A. (Brazil)	232,400	664,828
		4,577,763
Consumer Staples — 5.93%
Charoen Pokphand Foods PCL (Thailand)	771,430	405,903
Indofood CBP Sukses Makmur Tbk P.T. (Indonesia)	1,343,622	987,517
Kimberly-Clark de Mexico SAB de CV (Mexico)	606,480	1,347,931
		2,741,351
Energy — 1.57%
PTT Exploration & Production PCL (Thailand)	173,338	728,676

Financials — 12.78%
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia)	4,452,990	1,735,576
BB Seguridade Participacoes S.A. (Brazil)	148,000	997,425
HDFC Bank Ltd. - ADR (India)	19,957	1,067,700
NU Holdings Ltd., Class A (Taiwan Province of China)(a)	83,200	921,856
Regional S.A.B. de C.V. (Mexico)	127,676	1,190,784
		5,913,341
Health Care — 3.51%
Dentium Co. Ltd. (South Korea)(a)	15,046	1,625,827

Industrials — 7.59%
Hanwha Aerospace Co. Ltd. (Korea (Republic of))	6,325	888,689
LIG Nex1 Co. Ltd. (Korea (Republic of))	10,097	1,083,486
Sporton International, Inc. (Taiwan Province of China)	84,400	628,079
Voltronic Power Technology Corp. (Taiwan Province of China)	18,000	912,912
		3,513,166
Materials — 5.67%
Harmony Gold Mining Co. Ltd. (South Africa)	163,575	959,768
Orbia Advance Corp. SAB de CV (Mexico)	396,547	732,477
Suzano S.A. - ADR (Brazil)	82,231	933,322
		2,625,567
Technology — 37.12%
Accton Technology Corp. (Taiwan Province of China)	86,000	1,410,415
ASMPT Ltd. (Hong Kong)	130,778	1,602,678
DB HiTek Co. Ltd. (South Korea)	17,860	620,994
eMemory Technology, Inc. (Taiwan Province of China)	8,000	685,079
Infosys Ltd. - ADR (India)	53,345	1,064,766
MediaTek, Inc. (Taiwan Province of China)	39,000	1,404,916
Novatek Microelectronics Corp. (Taiwan Province of China)	65,000	1,234,437

See accompanying notes which are an integral part of these financial statements.

21

OneAscent Emerging Markets ETF
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 88.72% - continued
Technology — 37.12% - continued
Powerchip Semiconductor Manufacturing Corp. (Taiwan Province of China)	384,000	$334,905
Samsung Electronics Co. Ltd. (South Korea)	60,478	3,326,452
Samsung SDI Co. Ltd. (South Korea)	1,856	524,333
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan Province of China)	163,000	3,554,003
Unimicron Technology Corp. (Taiwan Province of China)	86,000	487,803
Wipro Ltd. - ADR (India)	149,600	926,024
		17,176,805

Total Common Stocks/Investments — 88.72% (Cost $36,136,909)		41,053,223
Other Assets in Excess of Liabilities — 11.28%		5,219,393
NET ASSETS — 100.00%		$46,272,616

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

22

OneAscent ETFs
Statements of Assets and Liabilities
February 29, 2024 - (Unaudited)

	OneAscent	OneAscent	OneAscent	OneAscent
	Large Cap	Core Plus	International	Emerging
	Core ETF	Bond ETF	Equity ETF	Markets ETF
Assets
Investments in securities, at fair value (cost $76,190,260, $140,136,623, $80,419,097 and $36,136,909)	$87,232,216	$135,766,249	$96,254,782	$41,053,223
Cash	7,745,045	5,129,745	11,199,472	3,437,869
Receivable for fund shares sold	162,063	—	—	—
Receivable for investments sold	—	—	3,710,415	6,380,903
Dividend and interest receivable	98,210	1,027,352	86,538	134,908
Tax reclaims receivable	2,091	—	207,343	7,147
Prepaid expenses	3,314	2,796	3,527	3,267
Total Assets	95,242,939	141,926,142	111,462,077	51,017,317
Liabilities
Payable for investments purchased	—	2,950,231	5,330,281	4,657,249
Payable for distributions to shareholders	—	448,335	—	—
Due to custodian	—	—	2,249	—
Payable to Adviser	22,944	54,027	59,181	36,087
Payable to affiliates	7,528	7,370	6,257	7,140
Payable to audit and tax	9,364	9,637	9,861	9,861
Other accrued expenses	28,600	22,678	29,603	34,364
Total Liabilities	68,436	3,492,278	5,437,432	4,744,701
Net Assets	$95,174,503	$138,433,864	$106,024,645	$46,272,616
Net Assets consist of:
Paid-in capital	$91,941,960	$149,280,881	$92,940,091	$42,149,714
Accumulated earnings (deficit)	3,232,543	(10,847,017)	13,084,554	4,122,902
Net Assets	$95,174,503	$138,433,864	$106,024,645	$46,272,616
Shares outstanding (unlimited number of shares authorized, no par value)	3,600,000	6,150,000	3,400,000	1,600,000
Net asset value per share	$26.44	$22.51	$31.18	$28.92

See accompanying notes which are an integral part of these financial statements.

23

OneAscent ETFs
Statements of Operations
For the six months ended February 29, 2024 - (Unaudited)

	OneAscent	OneAscent	OneAscent	OneAscent
	Large Cap	Core Plus	International	Emerging
	Core ETF	Bond ETF	Equity ETF	Markets ETF
Investment Income
Dividend income (net of foreign taxes withheld of $–, $–, $84,009 and $70,845)	$379,448	$—	$636,916	$376,206
Interest income	77,155	2,955,530	263,340	90,180
Total investment income	456,603	2,955,530	900,256	466,386
Expenses
Adviser	99,163	293,826	319,536	156,541
Administration	33,609	48,719	33,971	32,820
Legal	10,013	11,002	10,014	10,014
Audit and tax	9,364	9,637	9,861	9,861
Custodian	9,173	11,704	17,034	16,765
Trustee	8,305	8,305	8,305	8,305
Compliance services	6,838	11,439	6,850	6,838
Transfer agent	5,078	5,104	5,347	5,769
Report printing	3,875	4,014	4,346	4,074
Insurance	1,361	1,751	1,680	1,289
Pricing	689	12,604	1,322	783
Offering	—	—	444	445
Miscellaneous	16,070	17,891	17,076	16,164
Total expenses	203,538	435,996	435,786	269,668
Fees waived by Adviser	—	—	(24,965)	(4,746)
Net operating expenses	203,538	435,996	410,821	264,922
Net investment income	253,065	2,519,534	489,435	201,464
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	499,664	(1,537,926)	(2,673,561)	(1,813,658)
In-kind redemptions	—	—	—	895,129
Foreign currency transactions	—	—	(7,268)	(19,910)
Change in unrealized appreciation (depreciation) on:
Investment securities	8,513,931	2,041,329	7,218,704	3,080,179
Foreign currency translations	—	—	5,253	(2,058)
Net realized and change in unrealized gain (loss) on investment securities	9,013,595	503,403	4,543,128	2,139,682
Net increase in net assets resulting from operations	$9,266,660	$3,022,937	$5,032,563	$2,341,146

See accompanying notes which are an integral part of these financial statements.

24

OneAscent ETFs
Statements of Changes in Net Assets

	OneAscent Large Cap Core ETF		OneAscent Core Plus Bond ETF
	For the Six		For the Six
	Months Ended	For the Year	Months Ended	For the Year
	February 29,	Ended August	February 29,	Ended August
	2024	31, 2023	2024	31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$253,065	$253,001	$2,519,534	$3,988,257
Net realized gain (loss) on investment securities and foreign currency transactions	499,664	(2,900,770)	(1,537,926)	(3,237,355)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	8,513,931	8,916,299	2,041,329	(2,003,263)
Net increase (decrease) in net assets resulting from operations	9,266,660	6,268,530	3,022,937	(1,252,361)
Distributions to Shareholders From:
Earnings	(277,500)	(223,290)	(2,536,305)	(3,982,255)
Total distributions	(277,500)	(223,290)	(2,536,305)	(3,982,255)
Capital Transactions
Proceeds from shares sold	48,802,219	4,666,376	29,607,578	18,161,265
Amount paid for shares redeemed	—	(31,706,173)	(1,143,117)	(9,007,277)
Net increase (decrease) in net assets resulting from capital transactions	48,802,219	(27,039,797)	28,464,461	9,153,988
Total Increase (Decrease) in Net Assets	57,791,379	(20,994,557)	28,951,093	3,919,372
Net Assets
Beginning of period	$37,383,124	$58,377,681	$109,482,771	$105,563,399
End of period	$95,174,503	$37,383,124	$138,433,864	$109,482,771
Share Transactions
Shares sold	2,000,000	225,000	1,300,000	800,000
Shares redeemed	—	(1,500,000)	(50,000)	(400,000)
Net increase (decrease) in shares outstanding	2,000,000	(1,275,000)	1,250,000	400,000

See accompanying notes which are an integral part of these financial statements.

25

OneAscent ETFs
Statements of Changes in Net Assets (continued)

	OneAscent International Equity		OneAscent Emerging Markets
	ETF		ETF
	For the Six		For the Six
	Months Ended	For the Period	Months Ended	For the Period
	February 29,	Ended August	February 29,	Ended August
	2024	31, 2023(a)	2024	31, 2023(a)
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$489,435	$1,465,951	$201,464	$391,615
Net realized gain (loss) on investment securities and foreign currency transactions	(2,680,829)	4,779,716	(938,439)	1,413,692
Change in unrealized appreciation on investment securities and foreign currency translations	7,223,957	8,617,661	3,078,121	1,836,051
Net increase in net assets resulting from operations	5,032,563	14,863,328	2,341,146	3,641,358
Distributions to Shareholders From:
Earnings	(1,831,170)	(330,755)	(932,880)	(9,360)
Total distributions	(1,831,170)	(330,755)	(932,880)	(9,360)
Capital Transactions
Proceeds from shares sold	20,274,169	95,799,674	27,084,543	41,066,695
Amount paid for shares redeemed	—	(27,783,164)	(13,645,904)	(13,272,982)
Net increase in net assets resulting from capital transactions	20,274,169	68,016,510	13,438,639	27,793,713
Total Increase in Net Assets	23,475,562	82,549,083	14,846,905	31,425,711
Net Assets
Beginning of period	$82,549,083	$—	$31,425,711	$—
End of period	$106,024,645	$82,549,083	$46,272,616	$31,425,711
Share Transactions
Shares sold	675,000	3,675,000	950,000	1,600,000
Shares redeemed	—	(950,000)	(475,000)	(475,000)
Net increase in shares outstanding	675,000	2,725,000	475,000	1,125,000

(a)	For the period September 14, 2022 (commencement of operations) to August 31, 2023.

See accompanying notes which are an integral part of these financial statements.

26

OneAscent Large Cap Core ETF
Financial Highlights
(For a share outstanding during each period)

	For the Six			For the
	Months		For the	Period
	Ended		Year Ended	Ended
	February		August 31,	August 31,
	29, 2024		2023	2022(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$23.36		$20.31	$25.00

Investment operations:
Net investment income	0.06		0.12	0.04
Net realized and unrealized gain (loss) on investments	3.12		3.01	(4.72)
Total from investment operations	3.18		3.13	(4.68)

Less distributions to shareholders from:
Net investment income	(0.10)		(0.08)	(0.01)
Total distributions	(0.10)		(0.08)	(0.01)

Net asset value, end of period	$26.44		$23.36	$20.31
Market price, end of period	$26.44		$23.37	$20.35

Total Return(b)	13.64	% (c)	15.48%	(18.71	%) (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$95,175		$37,383	$58,378
Ratio of net expenses to average net assets	0.71	% (d)	0.86%	0.81	% (d)
Ratio of net investment income to average net assets	0.89	% (d)	0.60%	0.28	% (d)
Portfolio turnover rate(e)	9	% (c)	105%	52	% (c)

(a)	For the period November 15, 2021 (commencement of operations) to August 31, 2022.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

27

OneAscent Core Plus Bond ETF
Financial Highlights
(For a share outstanding during each period)

	For the Six			For the
	Months		For the	Period
	Ended		Year Ended	Ended
	February		August 31,	August 31,
	29, 2024		2023	2022(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$22.34		$23.46	$25.00

Investment operations:
Net investment income	0.46		0.87	0.24
Net realized and unrealized gain (loss) on investments	0.18		(1.12)	(1.55)
Total from investment operations	0.64		(0.25)	(1.31)

Less distributions to shareholders from:
Net investment income	(0.47)		(0.87)	(0.23)
Total distributions	(0.47)		(0.87)	(0.23)

Net asset value, end of period	$22.51		$22.34	$23.46
Market price, end of period	$22.53		$22.33	$23.40

Total Return(b)	2.91	% (c)	(1.05%)	(5.23	%) (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$138,434		$109,483	$105,563
Ratio of net expenses to average net assets	0.74	% (d)	0.77%	0.83	% (d)
Ratio of net investment income to average net assets	4.28	% (d)	3.83%	2.51	% (d)
Portfolio turnover rate(e)	112	% (c)	128%	122	% (c)

(a)	For the period March 30, 2022 (commencement of operations) to August 31, 2022.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

28

OneAscent International Equity ETF
Financial Highlights
(For a share outstanding during the period)

	For the Six		For the
	Months		Period
	Ended		Ended
	February		August 31,
	29, 2024		2023(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$30.29		$25.00

Investment operations:
Net investment income	0.11		0.58
Net realized and unrealized gain on investments	1.37		4.87
Total from investment operations	1.48		5.45

Less distributions to shareholders from:
Net investment income	(0.54)		(0.16)
Net realized gains	(0.05)		—
Total distributions	(0.59)		(0.16)

Net asset value, end of period	$31.18		$30.29
Market price, end of period	$31.33		$30.44

Total Return(b)	4.94	% (c)	21.89	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$106,025		$82,549
Ratio of net expenses to average net assets	0.95	% (d)	0.95	% (d)
Ratio of gross expenses to average net assets before waiver	1.01	% (d)	1.11	% (d)
Ratio of net investment income to average net assets	1.13	% (d)	2.04	% (d)
Portfolio turnover rate(e)	18	% (c)	13	% (c)

(a)	For the period September 14, 2022 (commencement of operations) to August 31, 2023.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

29

OneAscent Emerging Markets ETF
Financial Highlights
(For a share outstanding during the period)

	For the Six		For the
	Months		Period
	Ended		Ended
	February		August 31,
	29, 2024		2023(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$27.93		$25.00

Investment operations:
Net investment income	—	(b)	0.35
Net realized and unrealized gain on investments	1.47		2.59
Total from investment operations	1.47		2.94

Less distributions to shareholders from:
Net investment income	(0.19)		(0.01)
Net realized gains	(0.29)		—
Total distributions	(0.48)		(0.01)

Net asset value, end of period	$28.92		$27.93
Market price, end of period	$28.82		$27.85

Total Return(c)	5.24	% (d)	11.77	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$46,273		$31,426
Ratio of net expenses to average net assets	1.25	% (e)	1.25	% (e)
Ratio of gross expenses to average net assets before waiver	1.27	% (e)	1.73	% (e)
Ratio of net investment income to average net assets	0.95	% (e)	1.54	% (e)
Portfolio turnover rate(f)	35	% (d)	45	% (d)

(a)	For the period September 14, 2022 (commencement of operations) to August 31, 2023.

(b)	Rounds to less than $0.005 per share.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

30

OneAscent ETFs
Notes to the Financial Statements
February 29, 2024 - (Unaudited)

NOTE 1. ORGANIZATION

OneAscent Large Cap Core ETF (the “Large Cap Core ETF”), OneAscent Core Plus Bond ETF (the “Core Plus Bond ETF”), OneAscent International Equity ETF (the “International Equity ETF”) and OneAscent Emerging Markets ETF (the “Emerging Markets ETF”) (each a “Fund” and collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (“1940 Act”), as diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The Funds’ investment adviser is OneAscent Investment Solutions, LLC (the “Adviser”). The Adviser has retained Teachers Advisors, LLC (the “Sub-Adviser”) to serve as sub-adviser to the Core Plus Bond ETF. The investment objective of the Large Cap Core ETF is to seek capital appreciation. The investment objective of the Core Plus Bond ETF is to seek total return, with an emphasis on income as the source of that total return, while giving special consideration to certain values-based and impact criteria. The investment objective of the International Equity ETF and Emerging Markets ETF is to seek to achieve long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

New Accounting Pronouncements - In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), and in December 2022, the FASB issued Accounting Standards Update ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04, ASU 2021-01, and ASU 2022-06 are effective for certain reference rate-related contract

31

OneAscent ETFs
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

modifications that occur during the period from March 12, 2020 through December 31, 2024.

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended February 29, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

32

OneAscent ETFs
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Large Cap Core ETF intends to distribute its dividends from net investment income and net realized long-term and short-term capital gains, if any, at least annually. The Core Plus Bond ETF typically distributes dividends from net investment income monthly and any realized net capital gains, if any, annually. The International Equity ETF and Emerging Markets ETF ordinarily distribute dividends from net investment income, if any, annually and distribute net realized gains, if any, to shareholders annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Organization and Offering Costs – The Adviser advanced some of the Funds’ organization and initial offering costs and was subsequently reimbursed by the Funds. Costs of $9,166 incurred in connection with the offering and initial registration of each of the International Equity ETF and Emerging Markets ETF have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations. Costs of $17,193 incurred in connection with the organization of each of the International Equity ETF and Emerging Markets ETF were expensed as incurred. As of February 29 2024, the

33

OneAscent ETFs
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

amount of the offering costs remaining to amortize was $0 for the International Equity ETF and $0 for the Emerging Markets ETF.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which

34

OneAscent ETFs
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally prices at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser as Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

35

OneAscent ETFs
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5, as Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

36

OneAscent ETFs
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2024:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3		Total
Large Cap Core ETF
Common Stocks(a)	$87,232,216	$—	$—		$87,232,216
Total	$87,232,216	$—	$—		$87,232,216

Core Plus Bond ETF
Asset Backed Securities	$—	$14,933,416	$—		$14,933,416
Collateralized Mortgage Obligations	—	915,203	—		915,203
Corporate Bonds	—	63,707,410	—		63,707,410
Foreign Government Bonds	—	2,145,845	—		2,145,845
Municipal Bonds	—	6,154,966	—		6,154,966
Term Loans	—	2,713,777	—		2,713,777
U.S. Government & Agencies	—	44,230,023	—		44,230,023
International Bonds	—	965,609	—		965,609
Total	$—	$135,766,249	$—		$135,766,249

International Equity ETF
Common Stocks(a)	$96,254,782	$—	$—		$96,254,782
Warrants	—	—	—	(b)	—
Total	$96,254,782	$—	$—		$96,254,782

Emerging Markets ETF
Common Stocks(a)	$41,053,223	$—	$—		$41,053,223
Total	$41,053,223	$—	$—		$41,053,223

(a)	Refer to Schedule of Investments for sector classifications.

(b)	Constellation Software, Inc., is currently being valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly as follows:

37

OneAscent ETFs
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

	Large Cap	Core Plus	International	Emerging
	Core ETF	Bond ETF	Equity ETF	Markets ETF
Management fee rate	0.35%	0.50%	0.74%	0.74%
Management fees earned	$99,163	$293,826	$319,536	$156,541
Management fees waived	$—	$—	$(24,965)	$(4,746)

The Adviser has retained a sub-adviser to provide portfolio management and related services to the Core Plus Bond ETF. The Sub-Adviser receives a fee from the Adviser for these services.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business, do not exceed 1.00% of the Core Plus Bond ETF’s average daily net assets, 0.95% of the International Equity ETF’s average daily net assets and 1.25% of the Emerging Markets ETF’s average daily net assets. The contractual arrangements for the Funds are in place through December 31, 2024. These expense caps may not be terminated prior to this date except by the Board of Trustees upon sixty days’ written notice to the Adviser.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	International	Emerging
Recoverable Through	Equity ETF	Markets ETF
August 31, 2026	$115,720	$122,001
February 28, 2027	24,965	4,746

38

OneAscent ETFs
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meeting. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended February 29, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

			U.S.	U.S.
			Government	Government
	Purchases	Sales	Purchases	Sales
Large Cap Core ETF	$5,234,725	$7,085,073	$—	$—
Core Plus Bond ETF	52,694,880	34,040,296	100,595,327	92,986,904
International Equity ETF	19,691,510	13,750,950	—	—
Emerging Markets ETF	24,010,653	13,454,164	—	—

39

OneAscent ETFs
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

For the six months ended February 29, 2024, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
Large Cap Core ETF	$45,477,170	$—
Core Plus Bond ETF	—	—
International Equity ETF	13,875,772	—
Emerging Markets ETF	7,350,779	6,199,038

For the six months ended February 29, 2024, the Funds incurred net realized gains on in-kind redemptions as follows:

In-Kind
Realized Gains
Large Cap Core ETF	$—
Core Plus Bond ETF	—
International Equity ETF	—
Emerging Markets ETF	895,129

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Large Cap Core ETF, International Equity ETF and Emerging Markets ETF only in Creation Unit size aggregations of 25,000 shares. Shares are created and redeemed by the Core Plus Bond ETF only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, a Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian

40

OneAscent ETFs
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the six months ended February 29, 2024, the Large Cap Core ETF, the Core Plus Bond ETF, the International Equity ETF and the Emerging Markets ETF received $12,000, $3,000, $8,000 and $9,450 in fixed fees, respectively. The Transaction Fees for each Fund are listed in the table below:

		Variable
	Fixed Fee	Charge
Large Cap Core ETF	$500	2.00%*
Core Plus Bond ETF	$200	2.00%*
International Equity ETF	$1,000	2.00%*
Emerging Markets ETF	$1,350	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At February 29, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Large Cap Core	Core Plus Bond	International	Emerging
	ETF	ETF	Equity ETF	Markets ETF
Gross unrealized appreciation	$12,244,295	$985,473	$17,084,023	$5,782,750
Gross unrealized depreciation	(1,189,452)	(5,380,593)	(1,685,310)	(872,073)
Net unrealized appreciation (depreciation) on investments	$11,054,843	$(4,395,120)	$15,398,713	$4,910,677
Tax cost of investments	$76,177,373	$140,161,369	$80,856,069	$36,142,546

The tax character of distributions paid for the fiscal year ended August 31, 2023, the Funds’ most recent fiscal year end, were as follows:

	Large Cap Core	Core Plus Bond	International	Emerging
	ETF	ETF	Equity ETF	Markets ETF
Distributions paid from:
Ordinary income	$223,290	$3,867,785	$330,755	$9,360
Total distributions paid	$223,290	$3,867,785	$330,755	$9,360

41

OneAscent ETFs
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

At August 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap Core	Core Plus Bond	International	Emerging
	ETF	ETF	Equity ETF	Markets ETF
Undistributed ordinary income	$101,392	$431,267	$1,702,472	$884,222
Distributions payable	—	(371,420)	—	—
Accumulated capital and other losses	(8,391,341)	(4,957,047)	—	—
Unrealized appreciation (depreciation) on investments	2,533,332	(6,436,449)	8,180,689	1,830,414
Total accumulated earnings (deficit)	$(5,756,617)	$(11,333,649)	$9,883,161	$2,714,636

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to passive foreign investment companies and the return of capital adjustments from underlying investments.

As of August 31, 2023, the Large Cap Core ETF and Core Plus Bond ETF had short-term and long-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $5,114,815, $3,276,526, $4,317,030 and $640,017, respectively.

NOTE 8. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of February 29, 2024, the Large Cap Core ETF, International Equity ETF and Emerging Markets ETF had 41.02%, 26.20% and 37.12% of the value of its net assets invested in securities within the Technology sector, respectively.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations

42

OneAscent ETFs
Notes to the Financial Statements (continued)
February 29, 2024 - (Unaudited)

and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure, except for the following:

The Board has approved a change to the Large Cap Core ETF investment objective which is expected to be effective on April 29, 2024. Currently, the Large Cap Core ETF investment objective is to seek capital appreciation. Effective no earlier than April 29, 2024, the Fund’s investment objective will be to closely replicate the returns of the S&P 500 Index using an investment universe that is subjected to the OneAscent Values-Based Screening process.

43

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 through February 29, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

44

Summary of Fund Expenses (Unaudited) (continued)

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	September	February	During	Expense
	1, 2023	29, 2024	Period(a)	Ratio
OneAscent Large Cap Core ETF
Actual	$1,000.00	$1,136.40	$3.80	0.71%
Hypothetical(b)	$1,000.00	$1,021.31	$3.59	0.71%
OneAscent Core Plus Bond ETF
Actual	$1,000.00	$1,029.10	$3.74	0.74%
Hypothetical(b)	$1,000.00	$1,021.18	$3.72	0.74%
OneAscent International Equity ETF
Actual	$1,000.00	$1,049.40	$4.84	0.95%
Hypothetical(b)	$1,000.00	$1,020.14	$4.77	0.95%
OneAscent Emerging Markets ETF
Actual	$1,000.00	$1,052.40	$6.38	1.25%
Hypothetical(b)	$1,000.00	$1,018.65	$6.27	1.25%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

45

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 222-8274 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER OneAscent Investment Solutions, LLC 23 Inverness Center Parkway Birmingham, AL 35242	CUSTODIAN AND TRANSFER AGENT Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

OneAscent-SAR-24

Tactical Multi-Purpose Fund

Semi-Annual Report

February 29, 2024

Fund Adviser:
Fisher Asset Management, LLC
6500 International Parkway, Suite 2050
Plano, Texas 75093
(800) 550-1071

Investment Results (Unaudited)

Average Annual Total Returns(a)
as of February 29, 2024

				Since
				Inception
Fund/Index	Six Months	One Year	Five Year	(3/30/17)
Tactical Multi-Purpose Fund	2.16%	4.32%	0.79%	0.47%
ICE BofA 3-Month U.S. Treasury Bill(b)	2.70%	5.25%	1.98%	1.87%

Total annual operating expenses, as disclosed in the Tactical Multi-Purpose Fund (the “Fund”) prospectus dated December 29, 2023, were 657.52% of average daily net assets (1.14% after fee waivers/expense reimbursements). Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) is contractually obligated to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2028 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees upon 60 days’ written notice to the Adviser. Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of recoupment. Additional information pertaining to the Fund’s expense ratios as of February 29, 2024 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month-end may be obtained by calling (800) 550-1071.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”) is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. The Index returns assume reinvestment of all distributions and do

1

Investment Results (Unaudited) (continued)

not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should consider the Fund’s investment objective, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objective, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month-end by calling (800) 550-1071.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

2

Fund Holdings (Unaudited)

Tactical Multi-Purpose Fund Holdings as of February 29, 2024*

*	As a percentage of net assets.

The investment objective of the Fund is to seek positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www. sec.gov.

3

Tactical Multi-Purpose Fund
Schedule of Investments
February 29, 2024 (Unaudited)

	Principal
U.S. GOVERNMENT & AGENCIES — 38.67%	Amount	Fair Value
United States Treasury Bill, 5.54%, 3/14/2024	$10,000	$9,981
Total U.S. Government & Agencies (Cost $9,981)		9,981
MONEY MARKET FUNDS - 53.21%	Shares
First American Government Obligations Fund, Class X, 5.23%(a)	13,732	13,732
Total Money Market Funds (Cost $13,732)		13,732
Total Investments — 91.88% (Cost $23,713)		23,713
Other Assets in Excess of Liabilities — 8.12%		2,095
NET ASSETS — 100.00%		$25,808

(a)	Rate disclosed is the seven day effective yield as of February 29, 2024.

See accompanying notes which are an integral part of these financial statements.

4

Tactical Multi-Purpose Fund
Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities at fair value (cost $23,713)	$23,713
Interest receivable	66
Receivable from Adviser	25,405
Prepaid expenses	889
Total Assets	50,073
Liabilities
Payable to affiliates	13,772
Payable to trustees	54
Other accrued expenses	10,439
Total Liabilities	24,265
Net Assets	$25,808
Net Assets consist of:
Paid-in capital	$25,481
Accumulated earnings	327
Net Assets	$25,808
Shares outstanding (unlimited number of shares authorized, no par value)	2,598
Net asset value, offering and redemption price per share	$9.94

See accompanying notes which are an integral part of these financial statements.

5

Tactical Multi-Purpose Fund
Statement of Operations
For the six months ended February 29, 2024 (Unaudited)

Investment Income
Dividend income	$347
Interest income	277
Total investment income	624
Expenses
Fund accounting	14,919
Administration	14,919
Legal	11,319
Trustee	7,963
Transfer agent	5,968
Compliance services	5,968
Audit and tax	5,843
Custodian	2,486
Report printing	829
Registration	216
Adviser	32
Miscellaneous	9,152
Total expenses	79,614
Fees waived and/or expenses reimbursed by Adviser	(78,003)
Fees reduced by Administrator	(1,484)
Net operating expenses	127
Net investment income	497
Net change in unrealized appreciation of investment securities	44
Net realized and change in unrealized gain on investments	44
Net increase in net assets resulting from operations	$541

See accompanying notes which are an integral part of these financial statements.

6

Tactical Multi-Purpose Fund
Statements of Changes in Net Assets

	For the Six
	Months	For the
	Ended	Year Ended
	February 29,	August 31,
	2024	2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$497	$819
Net change in unrealized appreciation (depreciation) of investment securities	44	(42)
Net increase in net assets resulting from operations	541	777
Distributions From:
Net investment income	(961)	—
Total distributions	(961)	—
Capital Transactions
Reinvestment of distributions	961	—
Net increase in net assets resulting from capital transactions	961	—
Total Increase in Net Assets	541	777
Net Assets
Beginning of period	25,267	24,490
End of period	$25,808	$25,267
Share Transactions
Shares issued in reinvestment of distributions	98	—
Net increase in shares	98	—

See accompanying notes which are an integral part of these financial statements.

7

Tactical Multi-Purpose Fund
Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months
	Ended		For the	For the	For the	For the	For the
	February		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	29, 2024		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$10.11		$9.80	$9.84	$9.93	$9.95	$9.93

Investment operations:
Net investment income (loss)	0.19		0.33	(0.04)	(0.09)	(0.02)	0.02
Net realized and unrealized gain (loss)	0.02		(0.02)	— (a)	—	— (a)	— (a)
Total from investment operations	0.21		0.31	(0.04)	(0.09)	(0.02)	0.02

Less distributions to shareholders from:
Net investment income	(0.38)		—	—	—	—	—
Total distributions	(0.38)		—	—	—	—	—

Net asset value, end of period	$9.94		$10.11	$9.80	$9.84	$9.93	$9.95

Total Return(b)	2.16	% (c)	3.16%	(0.41)%	(0.91)%	(0.20)%	0.20%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$26		$25	$24	$25	$25	$25
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets before waiver and reimbursement	626.99	% (d)	657.38%	644.19%	635.29%	596.00%	589.45%
Ratio of net investment income (loss) to average net assets	3.92	% (d)	3.30%	(0.44)%	(0.91)%	(0.20)%	0.15%
Portfolio turnover rate	—	% (c)	—%	—%	—%	—%	—%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

8

Tactical Multi-Purpose Fund
Notes to the Financial Statements
February 29, 2024 (Unaudited)

NOTE 1. ORGANIZATION

The Tactical Multi-Purpose Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 30, 2017. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

9

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 29, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six month period ended February 29, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization

10

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or Net Asset Value (“NAV”) per share of the Fund.

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

11

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or

12

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2024:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$9,981	$—	$9,981
Money Market Funds	13,732	—	—	13,732
Total	$13,732	$9,981	$—	$23,713

13

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended February 29, 2024, the Adviser earned management fees of $32 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2028 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon 60 days’ written notice to the Adviser.

Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of February 29, 2024, the Adviser may seek repayment of expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2024	$78,788
August 31, 2025	155,959
August 31, 2026	156,166
February 28, 2027	78,003

14

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Ultimus has agreed to waive its fees to the extent necessary so that the Fund’s total annual operating expenses (excluding taxes, borrowing costs such as interest and dividend expenses on securities sold short, brokerage commissions, acquired fund fees and expenses, shareholder servicing fees paid to financial intermediaries, extraordinary expenses and expenses outside the normal course of business) do not exceed $156,000 annually, based on a twelve-month period commencing April 1 and ending March 31 (the “Annual Period”). The waiver will accrue on a monthly basis such that the Fund’s operating expenses for any month during the Annual Period will not exceed the sum of $13,000 (the “Monthly Expense Cap”), provided that Ultimus may recoup any fees waived by Ultimus in a prior month during the Annual Period to the extent of any unused amount of the Monthly Expense Cap in the current month. The waiver will be suspended and forfeited in any month that the Adviser is not the sole shareholder of the Fund. During the six months ended February 29, 2024, the total amount waived by Ultimus was $1,484.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who is not currently paid by the Fund for serving in such capacity.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent

15

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2024, there were no purchases or sales of investment securities, other than short-term investments.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 29, 2024.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 29, 2024, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At February 29, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$—
Tax cost of investments	$23,713

At August 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$791
Unrealized depreciation on investments	(44)
Total accumulated earnings	$747

For tax purposes, no distributions were paid by the Fund for the fiscal years 2022 and 2023.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax year ended August 31, 2023, the Fund deferred qualified late year ordinary losses in the amount of $0.

16

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
February 29, 2024 (Unaudited)

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

17

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 through February 29, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	September	February	During	Expense
	1, 2023	29, 2024	Period(a)	Ratio
Actual	$1,000.00	$1,021.60	$5.02	1.00%
Hypothetical(b)	$1,000.00	$1,019.89	$5.02	1.00%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

18

Investment Management Agreement Renewal (Unaudited)

The Tactical Multi-Purpose Fund (the “Tactical Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Tactical Fund and, as required by law, has considered the renewal of the Tactical Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”). In connection with such renewal, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on February 21, 2024 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to renewal of the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2024, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager, Institutional Funds Team Lead, Vice President Institutional Operations, Client Service Manager, Legal Counsel, and Vice President of Portfolio Engineering. They also received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Fisher (the “Independent Trustees”), approved the renewal of the management agreement between the Trust and Fisher for an additional year. The Trustees’ renewal of the Tactical Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher will provide to the Tactical Fund when it is deployed, which include, but are not limited to, providing a continuous investment program for the Tactical Fund, adhering to the Tactical Fund’s investment strategy and any restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Tactical Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Tactical Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who provide services to the Tactical Fund. The Trustees further reviewed and considered Fisher’s compliance program and its team members, including the Trust CCO’s compliance review. They discussed certain elements of the compliance program in detail with Fisher’s representatives, noting that Fisher’s procedures are robust. The Trustees also took note of the fact that Fisher successfully implemented an operational upgrade during the period since the last renewal. They noted the strategic nature of the Tactical Fund, Fisher’s market outlook with respect to use of the Tactical Fund and continued evaluation of the necessity for the Tactical Fund, the fact that the strategy has not yet been deployed, and the timeline necessary for the strategy to be deployed. The Trustees concluded that they were satisfied with the nature, extent, and expect the same quality of investment management services to be provided by Fisher to the Tactical Fund upon deployment.

(ii) Fund Performance. The Trustees next noted that Fisher has not yet deployed the strategy, which is intended to be used strategically under extraordinary market circumstances. Therefore, the Tactical Fund’s performance to date consists of returns from minimal money market fund holdings. In response to inquiries from the Trustees, Fisher discussed market conditions that would trigger deployment of the Tactical Fund and the post-deployment investment strategy. The Trustees

19

Investment Management Agreement Renewal (Unaudited) (continued)

concluded that Fisher has the ability to manage the Tactical Fund successfully in accordance with its investment strategy.

(iii) Fee Rate and Profitability. The Trustees reviewed the management fee but noted that Fisher is waiving its management fee and that it has contractually agreed to reimburse expenses of the Tactical Fund to the extent they exceed 1.00% annually through December 31, 2028. The Trustees noted that the Tactical Fund is not profitable to Fisher and it has not been deployed with respect to any clients/shareholders.

(iv) Economies of Scale. The Trustees also considered whether Fisher may realize economies of scale when Fisher deploys the Tactical Fund’s strategy. The Trustees determined that, so long as Fisher continues to waive its management fee and/or reimburse the Tactical Fund’s expenses, due to the nature of the Tactical Fund’s strategy, Fisher is not expected to realize benefits from economies of scale in managing the Tactical Fund. They further concluded that reductions or breakpoints are not a relevant consideration at this time.

20

PRIVACY NOTICE

Rev: January 2020

FACTS	WHAT DOES TACTICAL MULTI-PURPOSE FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■     Social Security number

■     account balances and account transactions

■     transaction or loss history and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes—
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—
to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 550-1071

21

Who we are
Who is providing this notice?	Tactical Multi-Purpose Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     make deposits or withdrawals from your account or provide account information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Fisher Asset Management, LLC, d/b/a Fisher Investments, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

22

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 550-1071 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Fisher Asset Management, LLC 6500 International Parkway, Suite 2050 Plano, TX 75093	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

(b)	Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – disclosed with annual report

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a) (1) Not Applicable – filed with annual report

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(1)	Not applicable.

(2)	Change in the registrant’s independent public accountants: Not applicable

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By _ __/s/ Martin R. Dean

Martin R. Dean, Principal Executive Officer

Date 5/1/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By ___ /s/ Martin R. Dean

Martin R. Dean, Principal Executive Officer

Date 5/1/2024

By ___ /s/ Zachary P. Richmond

Zachary P. Richmond, Principal Financial Officer

Date 5/1/2024